United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/19

Date of Reporting Period: Six months ended 06/30/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2019
Ticker FCSPX

Federated Corporate Bond Strategy Portfolio

A Portfolio of Federated Managed Pool Series
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	95.4%
Foreign Government Debt Securities	3.6%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	0.3%
Other Assets and Liabilities—Net[5]	0.7%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2019 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—95.4%
		Basic Industry - Chemicals—0.8%
$90,000		Albemarle Corp., 4.150%, 12/1/2024	$95,126
90,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	96,650
85,000		Incitec Pivot Finance LLC, Company Guarantee, 144A, 6.000%, 12/10/2019	86,136
200,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	211,366
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	314,381
		TOTAL	803,659
		Basic Industry - Metals & Mining—1.9%
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	255,413
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	40,611
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	154,028
250,000		Gold Fields Orogen Holding BVI Ltd., Sr. Unsecd. Note, 144A, 4.875%, 10/7/2020	254,525
280,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, 144A, 4.200%, 10/1/2022	292,514
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	236,310
250,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	315,548
170,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	173,489
105,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	109,116
		TOTAL	1,831,554
		Basic Industry - Paper—0.9%
150,000		International Paper Co., Sr. Unsecd. Note, 3.000%, 2/15/2027	148,669
300,000		International Paper Co., Sr. Unsecd. Note, 4.400%, 8/15/2047	292,729
150,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.250%, 3/15/2023	152,560
140,000		Weyerhaeuser Co., Sr. Unsecd. Note, 4.700%, 3/15/2021	144,391
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	139,858
		TOTAL	878,207
		Capital Goods - Aerospace & Defense—2.6%
150,000		Arconic, Inc., Sr. Unsecd. Note, 5.400%, 4/15/2021	155,544
230,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	240,473
360,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	389,475
100,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	105,990
170,000		Hexcel Corp., Sr. Unsecd. Note, 3.950%, 2/15/2027	173,564
240,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	244,296
360,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	382,860
740,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	759,944
136,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 4.253% (3-month USLIBOR +1.735%), 2/15/2042	106,334
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	53,042
		TOTAL	2,611,522
		Capital Goods - Building Materials—0.5%
125,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	126,494
220,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	216,989
170,000		Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	161,002
4,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	4,116
		TOTAL	508,601
		Capital Goods - Construction Machinery—0.5%
480,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	479,443
		Capital Goods - Diversified Manufacturing—4.1%
1,900,000		General Electric Co., Sr. Unsecd. Note, 3.375%, 3/11/2024	1,948,445
Semi-Annual Shareholder Report
2

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$60,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	$62,868
245,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	262,432
600,000	United Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	659,391
350,000	United Technologies Corp., Sr. Unsecd. Note, 4.150%, 5/15/2045	376,757
525,000	Valmont Industries, Inc., 5.250%, 10/1/2054	522,812
240,000	Wabtec Corp., Sr. Unsecd. Note, 3.450%, 11/15/2026	234,641
	TOTAL	4,067,346
	Capital Goods - Packaging—0.9%
180,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	186,561
65,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 6/15/2022	67,477
80,000	Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	85,680
220,000	Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/1/2040	257,085
120,000	WestRock Co., Sr. Unsecd. Note, 4.000%, 3/1/2023	124,697
150,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	155,817
	TOTAL	877,317
	Communications - Cable & Satellite—2.0%
440,000	CCO Safari II LLC, 6.484%, 10/23/2045	518,694
380,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	400,486
300,000	Charter Communications, Inc., 4.200%, 3/15/2028	311,766
165,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	166,858
300,000	Time Warner Cable, Inc., Company Guarantee, 5.000%, 2/1/2020	303,981
300,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	314,846
	TOTAL	2,016,631
	Communications - Media & Entertainment—3.7%
450,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	478,254
200,000	CBS Corp., 3.700%, 8/15/2024	207,081
200,000	CBS Corp., 4.900%, 8/15/2044	212,650
190,000	CBS Corp., Sr. Unsecd. Note, Series WI, 3.700%, 6/1/2028	193,848
400,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.950%, 3/20/2028	412,614
370,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	405,426
135,000	Fox Corp., Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	150,726
375,000	Fox Corp., Sr. Unsecd. Note, 144A, 5.576%, 1/25/2049	457,761
250,000	Grupo Televisa S.A., 6.625%, 3/18/2025	288,753
250,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	253,503
70,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.000%, 3/15/2022	72,271
305,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	315,136
200,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.650%, 11/1/2024	209,282
	TOTAL	3,657,305
	Communications - Telecom Wireless—3.1%
250,000	American Tower Corp., Sr. Unsecd. Note, 3.800%, 8/15/2029	258,213
100,000	American Tower Corp., Sr. Unsecd. Note, 4.400%, 2/15/2026	108,106
200,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	220,231
280,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	306,725
400,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	431,649
200,000	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	230,147
300,000	TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	295,061
330,000	Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	341,830
230,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	245,177
Semi-Annual Shareholder Report
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$580,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	$642,234
	TOTAL	3,079,373
	Communications - Telecom Wirelines—5.7%
750,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	803,503
400,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	459,694
245,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	305,760
800,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	897,596
225,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	235,711
180,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	198,532
240,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	278,036
40,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	52,491
750,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	817,127
390,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	407,278
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	323,731
210,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.522%, 9/15/2048	234,904
534,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	604,949
	TOTAL	5,619,312
	Consumer Cyclical - Automotive—2.7%
200,000	Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	211,754
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	200,919
250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.339%, 3/28/2022	250,998
270,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.250%, 9/20/2022	276,921
200,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	203,777
455,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	438,089
110,000	General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	124,542
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.300%, 7/13/2025	257,897
300,000	General Motors Financial Co., Inc., Unsecd. Note, 3.500%, 11/7/2024	299,628
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	206,436
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	210,591
	TOTAL	2,681,552
	Consumer Cyclical - Retailers—4.0%
100,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	107,324
80,000	Advance Auto Parts, Inc., Company Guarantee, 4.500%, 1/15/2022	83,155
130,000	AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	134,701
55,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	55,551
50,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	52,254
390,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	411,383
880,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	937,377
520,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	555,408
300,000	Dollar General Corp., Sr. Unsecd. Note, 4.125%, 5/1/2028	319,414
310,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	331,540
450,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	467,078
335,000	O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	345,508
120,000	Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 6/15/2026	113,294
	TOTAL	3,913,987
	Consumer Cyclical - Services—0.9%
350,000	Expedia Group, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	356,415
450,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	492,152
	TOTAL	848,567
Semi-Annual Shareholder Report
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—7.7%
$1,000,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	$1,113,165
100,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	110,840
500,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	525,589
500,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	566,836
125,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	118,354
250,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	279,312
250,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	289,683
290,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	289,574
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	210,367
365,000	General Mills, Inc., Sr. Unsecd. Note, 4.550%, 4/17/2038	388,934
80,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	86,349
200,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	206,744
300,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	310,678
150,000	Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	161,936
250,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	252,338
220,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	235,839
250,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 5.085%, 5/25/2048	278,463
475,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	462,446
330,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	313,752
250,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	262,306
250,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	255,620
140,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	138,001
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	305,644
200,000	Tyson Foods, Inc., 3.950%, 8/15/2024	212,101
185,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	191,811
	TOTAL	7,566,682
	Consumer Non-Cyclical - Health Care—1.4%
120,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/1/2022	122,026
50,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	52,311
55,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	57,700
300,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	336,264
204,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	227,250
40,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 8/23/2022	41,357
250,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.950%, 9/19/2026	251,883
250,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.100%, 8/15/2047	268,409
	TOTAL	1,357,200
	Consumer Non-Cyclical - Pharmaceuticals—4.1%
227,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	245,533
400,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	493,376
300,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	302,105
500,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	546,509
250,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	259,196
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	211,659
100,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	107,204
500,000	Celgene Corp., Sr. Unsecd. Note, 3.900%, 2/20/2028	535,999
375,000	Celgene Corp., Sr. Unsecd. Note, 5.000%, 8/15/2045	445,173
190,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.400%, 9/23/2021	189,671
600,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	468,000
Semi-Annual Shareholder Report
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 4.100%, 10/1/2046	$205,110
	TOTAL	4,009,535
	Consumer Non-Cyclical - Supermarkets—0.4%
300,000	Kroger Co., Bond, 6.900%, 4/15/2038	380,317
	Consumer Non-Cyclical - Tobacco—1.7%
200,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	215,899
500,000	Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	569,413
200,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	185,623
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	323,646
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	352,021
	TOTAL	1,646,602
	Energy - Independent—3.1%
400,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	409,383
180,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 3/15/2026	202,382
200,000	Apache Corp., Sr. Unsecd. Note, 4.250%, 1/15/2030	206,217
500,000	Apache Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	522,705
590,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	617,009
390,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	400,951
175,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	185,885
500,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	518,520
	TOTAL	3,063,052
	Energy - Integrated—0.8%
250,000	Husky Energy, Inc., 4.000%, 4/15/2024	263,261
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	254,686
100,000	Petro-Canada, Bond, 5.350%, 7/15/2033	118,532
130,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	128,531
	TOTAL	765,010
	Energy - Midstream—7.1%
80,000	Andeavor Logistics LP, Sr. Unsecd. Note, 4.250%, 12/1/2027	84,613
400,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	417,639
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	107,540
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	117,467
600,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	644,407
250,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.300%, 4/15/2047	260,914
250,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	286,618
250,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	273,438
200,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	207,238
500,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	553,608
40,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, 144A, 5.450%, 7/15/2020	41,046
400,000	Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	425,929
495,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	598,504
300,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	321,481
300,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.200%, 3/1/2048	339,129
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	413,671
200,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	202,990
500,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	528,841
290,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	296,355
200,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	199,739
290,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	304,183
Semi-Annual Shareholder Report
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$400,000	Williams Partners LP, Sr. Unsecd. Note, 4.850%, 3/1/2048	$428,010
	TOTAL	7,053,360
	Energy - Refining—1.2%
200,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	207,483
150,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	187,214
190,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	212,779
140,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	146,627
400,000	Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	440,921
	TOTAL	1,195,024
	Financial Institution - Banking—8.0%
410,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	429,470
200,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	209,744
300,000	Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	318,497
800,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	841,581
500,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.750%, 3/9/2027	516,391
255,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	267,913
180,000	Citigroup, Inc., 4.125%, 7/25/2028	190,332
250,000	Citigroup, Inc., 5.500%, 9/13/2025	283,229
750,000	Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	782,798
250,000	Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	258,483
180,000	Citizens Financial Group, Inc., Sub. Note, 4.300%, 12/3/2025	190,487
150,000	Citizens Financial Group, Inc., Sub. Note, 4.350%, 8/1/2025	157,496
200,000	Comerica, Inc., 3.800%, 7/22/2026	208,320
250,000	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.750%, 9/29/2019	249,991
200,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	207,230
120,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	126,173
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	215,625
900,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	955,169
40,000	Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	42,577
450,000	Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	498,273
175,000	Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	184,271
410,000	Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	414,496
200,000	SunTrust Bank, Inc., Sub. Note, Series BKNT, 3.300%, 5/15/2026	203,746
150,000	SunTrust Bank, Inc., Sr. Unsecd. Note, 2.900%, 3/3/2021	151,328
	TOTAL	7,903,620
	Financial Institution - Broker/Asset Mgr/Exchange—0.5%
190,000	Cantor Fitzgerald LP, Bond, Series 144A 7.875%, 10/15/2019	192,457
300,000	Stifel Financial Corp., 4.250%, 7/18/2024	314,921
	TOTAL	507,378
	Financial Institution - Finance Companies—1.3%
500,000	Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	547,215
300,000	Discover Bank, Sub. Note, Series BKNT, 8.700%, 11/18/2019	306,675
400,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	395,124
70,000	Macquarie Group Ltd., Sr. Unsecd. Note, 144A, 6.000%, 1/14/2020	71,311
	TOTAL	1,320,325
	Financial Institution - Insurance - Health—1.3%
500,000	Halfmoon Parent, Inc., Sec. Fac. Bond, 144A, 4.125%, 11/15/2025	531,431
500,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 3.750%, 7/15/2023	520,641
Semi-Annual Shareholder Report
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Health—continued
$250,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 4.900%, 12/15/2048	$272,277
	TOTAL	1,324,349
	Financial Institution - Insurance - Life—1.4%
75,000	AXA-UAP, Sub. Note, 8.600%, 12/15/2030	106,755
300,000	American International Group, Inc., 4.500%, 7/16/2044	317,239
255,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	270,222
100,000	American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	100,694
110,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	151,777
200,000	Lincoln National Corp., Sr. Unsecd. Note, 6.250%, 2/15/2020	204,399
100,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	158,687
50,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	69,174
	TOTAL	1,378,947
	Financial Institution - Insurance - P&C—1.3%
500,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	525,989
120,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	128,685
120,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	158,313
13,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	13,747
412,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	453,015
	TOTAL	1,279,749
	Financial Institution - REIT - Apartment—1.0%
160,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	169,711
150,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	156,140
100,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	102,526
70,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	73,240
250,000	UDR, Inc., Series MTN, 3.750%, 7/1/2024	261,233
200,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	205,003
	TOTAL	967,853
	Financial Institution - REIT - Healthcare—1.3%
400,000	Healthcare Trust of America, 3.700%, 4/15/2023	409,051
300,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	302,586
500,000	Welltower, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	530,599
	TOTAL	1,242,236
	Financial Institution - REIT - Office—0.4%
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	104,919
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	94,457
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	105,208
60,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2022	63,257
	TOTAL	367,841
	Financial Institution - REIT - Other—0.7%
160,000	Liberty Property LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	173,239
175,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	177,425
300,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	316,760
	TOTAL	667,424
	Financial Institution - REIT - Retail—1.2%
140,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	136,763
80,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	82,297
290,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	301,636
170,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	181,755
460,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	438,934
Semi-Annual Shareholder Report
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Retail—continued
$45,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	$45,989
	TOTAL	1,187,374
	Technology—6.0%
1,050,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/15/2024	1,056,257
60,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	61,811
840,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	927,061
190,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	188,910
100,000	Equifax, Inc., Sr. Unsecd. Note, Series FXD, 3.600%, 8/15/2021	101,922
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	216,887
90,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	95,640
375,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	385,341
285,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	300,240
310,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	314,086
100,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	100,960
70,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.450%, 12/15/2024	71,555
450,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	481,668
155,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	165,132
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	208,589
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	211,119
350,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	361,638
160,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	171,532
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	87,934
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	161,373
220,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	231,104
	TOTAL	5,900,759
	Transportation - Railroads—0.9%
200,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.450%, 3/15/2023	213,573
100,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	138,847
305,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	309,755
200,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	224,139
	TOTAL	886,314
	Transportation - Services—1.0%
330,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	399,091
400,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	419,863
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	205,546
	TOTAL	1,024,500
	Utility - Electric—5.6%
130,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	135,990
80,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	83,120
95,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	96,484
200,000	Appalachian Power Co., Sr. Unsecd. Note, 7.000%, 4/1/2038	276,951
195,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	196,585
130,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	141,544
240,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	237,273
300,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	309,278
300,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2067	308,465
390,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	420,692
290,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	311,378
200,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	218,666
Semi-Annual Shareholder Report
9

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$100,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	$106,803
180,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	196,918
242,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	240,329
600,000	Mississippi Power Co., Sr. Unsecd. Note, 3.950%, 3/30/2028	630,254
290,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	296,033
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	208,884
300,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	301,330
100,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	106,987
250,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	255,305
200,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.950%, 3/15/2024	209,795
200,000	PPL WEM Holdings PLC, Sr. Unsecd. Note, 144A, 5.375%, 5/1/2021	207,006
80,000	TECO Finance, Inc., Company Guarantee, 5.150%, 3/15/2020	81,544
	TOTAL	5,577,614
	Utility - Natural Gas—1.7%
300,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	346,612
80,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	93,493
200,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	204,575
130,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	129,947
90,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	93,572
300,000	Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	299,384
200,000	Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	206,822
250,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	262,270
	TOTAL	1,636,675
	TOTAL CORPORATE BONDS (IDENTIFIED COST $88,793,271)	94,084,116
	FOREIGN GOVERNMENTS/AGENCIES—3.6%
	Sovereign—3.6%
450,000	Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	469,350
400,000	Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	413,504
855,000	Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	933,660
700,000	Mexico, Government of, 3.750%, 1/11/2028	713,125
200,000	Mexico, Government of, Series MTN, 4.750%, 3/8/2044	208,800
206,000	Mexico, Government of, Series MTN, 6.750%, 9/27/2034	262,393
300,000	Mexico, Government of, Sr. Unsecd. Note, 3.600%, 1/30/2025	307,050
190,000	Peru, Government of, 6.550%, 3/14/2037	267,902
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,298,447)	3,575,784
	REPURCHASE AGREEMENT—0.3%
	Financial Institution - Banking—0.3%
282,000	Interest in $590,000,000 joint repurchase agreement 2.51%, dated 6/28/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $590,123,408 on 7/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2044 and the market value of those underlying securities was $601,925,877. (AT COST $282,000)	282,000
	TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $92,373,718)[2]	97,941,900
	OTHER ASSETS AND LIABILITIES - NET—0.7%[3]	728,207
	TOTAL NET ASSETS—100%	$98,670,107
Semi-Annual Shareholder Report
10

At June 30, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
4U.S. Treasury Notes 2-Year Long Futures	25	$5,379,492	September 2019	$41,738
4U.S. Treasury Notes 10-Year Short Futures	50	$6,398,438	September 2019	$(162,175)
4U.S. Treasury Bond Ultra Short Futures	3	$532,688	September 2019	$(29,069)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(149,506)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$94,084,116	$—	$94,084,116
Foreign Government/Agencies	—	3,575,784	—	3,575,784
Repurchase Agreement	—	282,000	—	282,000
TOTAL SECURITIES	$—	$97,941,900	$—	$97,941,900
Other Financial Instruments:[1]
Assets	$41,738	$—	$—	$41,738
Liabilities	(191,244)	—	—	(191,244)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(149,506)	$—	$—	$(149,506)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2019	Year Ended December 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.26	$11.10	$10.71	$10.29	$11.05	$10.70
Income From Investment Operations:
Net investment income (loss)	0.23	0.46	0.45	0.46	0.47	0.49
Net realized and unrealized gain (loss)	0.90	(0.77)	0.39	0.42	(0.76)	0.37
TOTAL FROM INVESTMENT OPERATIONS	1.13	(0.31)	0.84	0.88	(0.29)	0.86
Less Distributions:
Distributions from net investment income	(0.23)	(0.46)	(0.45)	(0.46)	(0.47)	(0.49)
Distributions from net realized gain	—	(0.07)	—	—	—	(0.02)
TOTAL DISTRIBUTIONS	(0.23)	(0.53)	(0.45)	(0.46)	(0.47)	(0.51)
Net Asset Value, End of Period	$11.16	$10.26	$11.10	$10.71	$10.29	$11.05
Total Return[1]	11.11%	(2.82)%	8.01%	8.61%	(2.71)%	8.08%
Ratios to Average Net Assets:
Net expenses[2]	0.00%[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	4.33%[3]	4.30%	4.14%	4.28%	4.39%	4.39%
Expense waiver/reimbursement[4]	0.31%[3]	0.32%	0.29%	0.33%	0.34%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$98,670	$85,243	$85,052	$78,255	$72,610	$67,937
Portfolio turnover	12%	16%	22%	25%	26%	11%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Federated Investment Management Company (the “Adviser”) has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
June 30, 2019 (unaudited)
Assets:
Investment in securities, at value (identified cost $92,373,718)		$97,941,900
Cash		820
Restricted cash (Note 2)		56,159
Income receivable		1,085,182
Receivable for shares sold		73,680
TOTAL ASSETS		99,157,741
Liabilities:
Payable for shares redeemed	$126,280
Payable for daily variation margin on futures contracts	688
Income distribution payable	327,206
Payable to adviser (Note 5)	1,172
Payable for administrative fees (Note 5)	643
Payable for portfolio accounting fees	22,870
Accrued expenses (Note 5)	8,775
TOTAL LIABILITIES		487,634
Net assets for 8,843,535 shares outstanding		$98,670,107
Net Assets Consist of:
Paid-in capital		$93,775,724
Total distributable earnings (loss)		4,894,383
TOTAL NET ASSETS		$98,670,107
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$98,670,107 ÷ 8,843,535 shares outstanding, no par value, unlimited shares authorized		$11.16
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
Investment Income:
Interest		$1,985,619
Expenses:
Administrative fee (Note 5)	$38,625
Custodian fees	5,252
Transfer agent fee	4,438
Directors'/Trustees' fees (Note 5)	1,004
Auditing fees	15,372
Legal fees	5,071
Portfolio accounting fees	34,931
Share registration costs	14,193
Printing and postage	8,379
Commitment fee (Note 7)	7,020
Miscellaneous (Note 5)	6,118
TOTAL EXPENSES	140,403
Reimbursement:
Reimbursement of other operating expenses (Note 5)	$(140,403)
Net expenses		—
Net investment income		1,985,619
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments		(137,495)
Net realized loss on futures contracts		(284,882)
Net change in unrealized depreciation of investments		8,208,834
Net change in unrealized depreciation of futures contracts		34,000
Net realized and unrealized gain on investments and futures contracts		7,820,457
Change in net assets resulting from operations		$9,806,076
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2019	Year Ended 12/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,985,619	$3,676,245
Net realized gain (loss)	(422,377)	325,360
Net change in unrealized appreciation/depreciation	8,242,834	(6,504,179)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,806,076	(2,502,574)
Distributions to Shareholders:	(1,984,715)	(4,268,491)
Share Transactions:
Proceeds from sale of shares	11,266,045	22,519,274
Net asset value of shares issued to shareholders in payment of distributions declared	54,374	117,235
Cost of shares redeemed	(5,714,382)	(15,674,963)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,606,037	6,961,546
Change in net assets	13,427,398	190,481
Net Assets:
Beginning of period	85,242,709	85,052,228
End of period	$98,670,107	$85,242,709
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
June 30, 2019 (unaudited)
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Corporate Bond Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense reimbursement of $140,403 is disclosed in Note 5.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $5,331,390 and $7,032,161, respectively. This is based on amounts held as of each month-end throughout the six-month period.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$149,506*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(284,882)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$34,000
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2019	Year Ended 12/31/2018
Shares sold	1,063,227	2,124,954
Shares issued to shareholders in payment of distributions declared	5,053	11,171
Shares redeemed	(536,085)	(1,488,997)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	532,195	647,128
4. FEDERAL TAX INFORMATION
At June 30, 2019, the cost of investments for federal tax purposes was $92,373,718. The net unrealized appreciation of investments for federal tax purposes was $5,418,676. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,928,215 and net unrealized depreciation from investments for those securities having an excess of cost over value of $509,539. The amounts presented are inclusive of derivative contracts.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts; or (3) to the extent permitted under applicable law, other Federated funds. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended June 30, 2019, the Adviser reimbursed $140,403 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2019, the annualized fee paid to FAS was 0.084% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund. For the six months ended June 30, 2019, the Fund's Adviser reimbursed the Fund for any fee paid to FAS.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2019, were as follows:
Purchases	$16,249,508
Sales	$10,817,684
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2019, the Fund had no outstanding loans. During the six months ended June 30, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2019, there were no outstanding loans. During the six months ended June 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2019	Ending Account Value 6/30/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,111.10	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.80	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.

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Evaluation and Approval of Advisory Contract–May 2019
Federated Corporate Bond Strategy Portfolio (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other Federated Funds.
Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services, however, the Adviser or its affiliates (collectively, “Federated”) may receive compensation for managing assets invested in the Fund.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
As previously noted, the Adviser does not charge an investment advisory fee to this Fund for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated and research services received by the Adviser from brokers that execute trades for funds advised by Federated (each, a “Federated Fund”). The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without
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management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
The Board was informed by the Adviser that, for the periods covered by the CCO Fee Evaluation Report, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
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The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
23

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly holds on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at within 60 days of the end of the fiscal quarter upon filing. You may also access this information at www.FederatedInvestors.com/product-landing/managed-account-pools.do. Select a product name, then click “Documents” and select “Form N-PORT.”
Semi-Annual Shareholder Report
24

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
25

Federated Corporate Bond Strategy Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P100
35282 (8/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
June 30, 2019
Ticker FHYSX

Federated High-Yield Strategy Portfolio

A Portfolio of Federated Managed Pool Series
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2019, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Health Care	10.3%
Cable Satellite	9.1%
Technology	8.1%
Packaging	6.3%
Midstream	5.9%
Independent Energy	5.2%
Media Entertainment	5.2%
Pharmaceuticals	4.1%
Gaming	3.8%
Wireless Communications	3.8%
Insurance—P&C	3.3%
Automotive	2.9%
Food & Beverage	2.6%
Utility—Electric	2.5%
Other[3]	22.8%
Cash Equivalents[4]	4.2%
Other Assets and Liabilities—Net[5]	(0.1)%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of an affiliated investment company. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
June 30, 2019 (unaudited)
Shares or Principal Amount			Value
		INVESTMENT COMPANY—99.4%
8,056,751	[1]	High Yield Bond Portfolio (IDENTIFIED COST $51,436,880)	$50,676,963
		REPURCHASE AGREEMENT—1.2%
609,000		Interest in $590,000,000 joint repurchase agreement 2.51%, dated 6/28/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $590,123,408 on 7/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2044 and the market value of those underlying securities was $601,925,877 (IDENTIFIED COST $609,000)	609,000
		TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $52,045,880)[2]	51,285,963
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[3]	(315,237)
		TOTAL NET ASSETS—100%	$50,970,726
1	Due to this affiliated holding representing greater than 75% of the Fund's total net assets, a copy of the affiliated holding's most recent Semi-Annual Report is included with this Report.
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2019, were as follows:
High Yield Bond Portfolio
Balance of Shares Held 12/31/2018	7,163,621
Purchases/Additions	957,512
Sales/Reductions	(64,382)
Balance of Shares Held 6/30/2019	8,056,751
Value	$50,676,963
Change in Unrealized Appreciation/Depreciation	$3,105,169
Net Realized Gain/(Loss)	$(30,990)
Dividend Income	$1,511,761
The Fund invests in High Yield Bond Portfolio (HYCORE), a portfolio of Federated Core Trust (“Core Trust”) which is managed by the Adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of HYCORE is to seek high current income. Federated Investors, Inc. (“Federated”) receives no advisory or administrative fees from HYCORE. Income distributions from HYCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of HYCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At June 30, 2019, HYCORE represents 99.4% of the Fund's net assets. Therefore, the performance of the Fund is directly affected by the performance of HYCORE. To illustrate the security holdings, financial condition, results of operations and changes in net assets of HYCORE, its financial statements are included within this report. The financial statements of HYCORE should be read in conjunction with the Fund's financial statements. The valuation of securities held by HYCORE is discussed in the notes to its financial statements.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies	$50,676,963	$—	$—	$50,676,963
Repurchase Agreement	—	609,000	—	609,000
TOTAL SECURITIES	$50,676,963	$609,000	$—	$51,285,963
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2019	Year Ended December 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.21	$13.29	$13.15	$12.13	$13.35	$13.92
Income From Investment Operations:
Net investment income (loss)	0.40	0.81	0.80	0.83	0.86	0.93
Net realized and unrealized gain (loss)	0.85	(1.08)	0.16	1.04	(1.06)	(0.44)
TOTAL FROM INVESTMENT OPERATIONS	1.25	(0.27)	0.96	1.87	(0.20)	0.49
Less Distributions:
Distributions from net investment income	(0.40)	(0.81)	(0.80)	(0.83)	(0.87)	(0.92)
Distributions from net realized gain	—	—	(0.02)	(0.02)	(0.15)	(0.14)
TOTAL DISTRIBUTIONS	(0.40)	(0.81)	(0.82)	(0.85)	(1.02)	(1.06)
Net Asset Value, End of Period	$13.06	$12.21	$13.29	$13.15	$12.13	$13.35
Total Return[1]	10.35%	(2.19)%	7.50%	15.85%	(1.76)%	3.52%
Ratios to Average Net Assets:
Net expenses[2]	0.00%[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	6.33%[3]	6.26%	6.02%	6.52%	6.57%	6.76%
Expense waiver/reimbursement[4]	0.40%[3]	0.45%	0.41%	0.46%	0.49%	0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,971	$42,319	$41,769	$38,324	$35,258	$29,735
Portfolio turnover	1%	20%	15%	20%	25%	24%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2019 (unaudited)
Assets:
Investment in securities, at value including $50,676,963 of investment in an affiliated holding (identified cost $52,045,880)		$51,285,963
Cash		87
Income receivable		127
Income receivable from affiliated holding		258,558
Receivable for shares sold		51,098
TOTAL ASSETS		51,595,833
Liabilities:
Payable for investments purchased	$258,044
Payable for shares redeemed	81,765
Income distribution payable	248,382
Payable for investment adviser fee (Note 5)	1,820
Payable for administrative fees (Note 5)	332
Payable for portfolio accounting fees	16,969
Accrued expenses (Note 5)	17,795
TOTAL LIABILITIES		625,107
Net assets for 3,902,359 shares outstanding		$50,970,726
Net Assets Consist of:
Paid-in capital		$52,470,368
Total distributable earnings (loss)		(1,499,642)
TOTAL NET ASSETS		$50,970,726
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$50,970,726 ÷ 3,902,359 shares outstanding, no par value, unlimited shares authorized		$13.06
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
Investment Income:
Dividends received from affiliated holding*		$1,511,761
Interest		3,685
TOTAL INCOME		1,515,446
Expenses:
Administrative fee (Note 5)	$19,041
Custodian fees	2,293
Transfer agent fee	2,619
Directors'/Trustees' fees (Note 5)	845
Auditing fees	14,033
Legal fees	5,440
Portfolio accounting fees	25,586
Share registration costs	14,108
Printing and postage	8,540
Miscellaneous (Note 5)	3,228
TOTAL EXPENSES	95,733
Reimbursement of other operating expenses (Note 5)	$(95,733)
Net expenses		—
Net investment income		1,515,446
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments in an affiliated holding*		(30,990)
Net change in unrealized depreciation of investments in an affiliated holding*		3,105,169
Net realized and unrealized gain on investments		3,074,179
Change in net assets resulting from operations		$4,589,625
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2019	Year Ended 12/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,515,446	$2,468,944
Net realized loss	(30,990)	(466,568)
Net change in unrealized appreciation/depreciation	3,105,169	(2,911,302)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,589,625	(908,926)
Distributions to Shareholders	(1,512,871)	(2,468,789)
Share Transactions:
Proceeds from sale of shares	7,594,606	14,252,703
Net asset value of shares issued to shareholders in payment of distributions declared	48,660	77,365
Cost of shares redeemed	(2,068,484)	(10,401,835)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,574,782	3,928,233
Change in net assets	8,651,536	550,518
Net Assets:
Beginning of period	42,319,190	41,768,672
End of period	$50,970,726	$42,319,190
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
June 30, 2019 (unaudited)
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Act, as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated High-Yield Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income, by investing primarily in a high yield bond mutual fund and in a portfolio of fixed-income securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $95,733 is disclosed in Note 5.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2019	Year Ended 12/31/2018
Shares sold	594,835	1,109,068
Shares issued to shareholders in payment of distributions declared	3,768	6,026
Shares redeemed	(160,944)	(793,719)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	437,659	321,375
4. FEDERAL TAX INFORMATION
At June 30, 2019, the cost of investments for federal tax purposes was $52,045,880. The net unrealized depreciation of investments for federal tax purposes was $759,917. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $759,917.
At December 31, 2018, the Fund had a capital loss carryforward of $241,871 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$241,871	$241,871
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended June 30, 2019, the Adviser reimbursed $95,733 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
For the six months ended June 30, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund. For the six months ended June 30, 2019, the Fund's Adviser reimbursed the Fund for any fee paid to FAS.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2019, were as follows:
Purchases	$5,880,693
Sales	$400,000
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2019, the Fund had no outstanding loans. During the six months ended June 30, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2019, there were no outstanding loans. During the six months ended June 30, 2019, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2019	Ending Account Value 6/30/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,103.50	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.80	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses incurred by the Fund. This agreement has no fixed term.

Semi-Annual Shareholder Report

High Yield Bond Portfolio
Financial Statements and Notes to Financial Statements
Federated High-Yield Strategy Portfolio invests primarily in High Yield Bond Portfolio. Therefore the High Yield Bond Portfolio financial statements and notes to financial statements are included on pages 14 through 36.
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)–High Yield Bond Portfolio
At June 30, 2019, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Health Care	10.4%
Cable Satellite	9.1%
Technology	8.2%
Packaging	6.3%
Midstream	5.9%
Media Entertainment	5.3%
Independent Energy	5.2%
Pharmaceuticals	4.2%
Gaming	3.8%
Wireless Communications	3.8%
Insurance - P&C	3.3%
Automotive	2.9%
Food & Beverage	2.6%
Utility - Electric	2.5%
Other[2]	23.0%
Cash Equivalents[3]	3.0%
Other Assets and Liabilities—Net[4]	0.5%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Portfolio of Investments–High Yield Bond Portfolio
June 30, 2019 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.4%
	Aerospace/Defense—1.4%
$5,600,000	TransDigm UK Holdings PLC, Sr. Sub., Series WI, 6.875%, 5/15/2026	$5,680,500
5,275,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	5,532,156
2,900,000	TransDigm, Inc., Sr. Sub. Note, 144A, 7.500%, 3/15/2027	3,034,125
8,850,000	TransDigm, Inc., Sr. Sub. Note, 6.000%, 7/15/2022	8,960,625
1,475,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	1,498,969
850,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	863,812
1,625,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	1,649,375
	TOTAL	27,219,562
	Automotive—2.9%
8,125,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	6,479,687
575,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 4/1/2025	574,281
2,300,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2026	2,282,750
6,125,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	6,132,656
5,000,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	5,281,250
3,250,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	3,351,563
1,550,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	1,478,313
3,650,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	3,608,937
450,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	457,313
1,200,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	1,209,000
1,600,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,604,000
4,350,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	4,458,750
1,050,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	1,093,313
11,300,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	11,667,250
8,775,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	8,588,531
	TOTAL	58,267,594
	Banking—0.3%
5,900,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	6,548,410
	Building Materials—2.1%
900,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2023	934,875
8,225,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	8,605,406
3,550,000	Building Materials Corp. of America, Sr. Unsecd. Note, 144A, 6.000%, 10/15/2025	3,785,188
8,175,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	8,297,625
1,440,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2023	1,488,600
1,000,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	1,032,500
7,775,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	7,600,062
9,125,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	9,261,875
	TOTAL	41,006,131
	Cable Satellite—9.1%
4,450,000	CCO Holdings LLC/Cap Corp., 144A, 5.375%, 5/1/2025	4,611,312
4,675,000	CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	4,914,594
3,175,000	CCO Holdings LLC/Cap Corp., 5.250%, 9/30/2022	3,228,896
5,475,000	CCO Holdings LLC/Cap Corp., 5.750%, 9/1/2023	5,610,123
1,100,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	1,153,955
5,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	5,988,645
1,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	1,660,576
650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	672,750
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$400,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 4/1/2024	$419,000
5,400,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	5,710,500
900,000		CSC Holdings LLC, 144A, 5.375%, 7/15/2023	927,000
3,675,000		CSC Holdings LLC, 144A, 5.500%, 5/15/2026	3,863,160
4,825,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.125%, 12/15/2021	4,837,062
2,525,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.125%, 12/15/2021	2,531,313
1,325,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	1,448,391
4,550,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 10/15/2025	4,879,875
4,575,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	5,045,310
5,900,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.750%, 7/15/2025	6,397,960
5,050,000		CSC Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	5,315,125
1,150,000		CSC Holdings, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2024	1,197,438
4,450,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	4,722,562
4,300,000		Charter Communications Holdings II, 5.125%, 2/15/2023	4,378,690
2,300,000		Charter Communications Holdings II, 5.750%, 1/15/2024	2,357,213
650,000		DISH DBS Corp., 5.000%, 3/15/2023	630,500
5,700,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	5,415,000
6,800,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	6,681,000
1,025,000		Intelsat Jackson Holdings S.A., 144A, 8.000%, 2/15/2024	1,071,125
5,150,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	5,124,250
1,975,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	2,034,250
4,700,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	4,312,250
2,800,000		Sirius XM Radio, Inc., 144A, 4.625%, 5/15/2023	2,842,000
6,950,000		Sirius XM Radio, Inc., 144A, 6.000%, 7/15/2024	7,168,925
5,325,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	5,462,278
3,075,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2025	3,182,625
1,850,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2026	1,924,000
2,850,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	2,928,945
10,800,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	11,016,000
9,575,000		Unitymedia KabelBW Gmbh, 144A, 6.125%, 1/15/2025	10,008,269
8,375,000		Virgin Media Secured Finance PLC, 144A, 5.250%, 1/15/2026	8,613,352
2,550,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	2,591,437
1,675,000		Virgin Media, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2025	1,739,890
3,650,000		Virgin Media, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2024	3,796,000
6,175,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	6,312,147
3,100,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 5.875%, 1/15/2025	3,147,802
3,575,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	3,601,812
		TOTAL	181,475,307
		Chemicals—2.4%
2,125,000		Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	2,098,438
7,875,000		Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	7,796,250
5,225,000		Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	4,996,406
5,375,000		Element Solutions, Inc., Sr. Unsecd. Note, 144A, 5.875%, 12/1/2025	5,623,594
7,250,000	[1,2]	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	5,655,000
1,875,000		Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	1,889,063
8,375,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	7,893,437
3,550,000		PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	3,607,687
7,450,000		Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	7,692,125
		TOTAL	47,252,000
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Construction Machinery—0.8%
$5,575,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	$5,700,438
1,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	1,133,000
4,150,000	United Rentals North America, Inc., Sr. Unsecd. Note, 6.500%, 12/15/2026	4,502,750
1,900,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 7/15/2025	1,983,125
1,600,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	1,688,000
775,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	828,281
	TOTAL	15,835,594
	Consumer Cyclical Services—0.8%
1,425,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	1,451,719
7,950,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	7,969,875
6,400,000	GW Honos Security Corp., Sr. Unsecd. Note, 144A, 8.750%, 5/15/2025	6,352,000
	TOTAL	15,773,594
	Consumer Products—1.6%
3,350,000	Energizer Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 7/15/2026	3,450,500
925,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2025	938,875
3,825,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	4,149,475
5,325,000	First Quality Finance Co., Inc., 144A, 4.625%, 5/15/2021	5,331,656
350,000	First Quality Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 7/1/2025	353,500
8,600,000	Prestige Brands Holdings, Inc., 144A, 5.375%, 12/15/2021	8,675,250
8,500,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	8,935,625
	TOTAL	31,834,881
	Diversified Manufacturing—1.4%
1,600,000	Amsted Industries, Inc., Sr. Unsecd. Note, 144A, 5.625%, 7/1/2027	1,672,000
1,275,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2024	1,353,094
1,025,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	1,100,594
1,325,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.625%, 2/10/2026	1,341,562
8,640,000	Gates Global LLC, 144A, 6.000%, 7/15/2022	8,656,200
975,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	1,031,063
4,825,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	4,354,562
7,225,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	7,306,281
1,400,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,442,000
	TOTAL	28,257,356
	Environmental—0.2%
4,875,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	4,983,274
	Finance Companies—2.3%
1,600,000	Avolon Holdings Funding Ltd., Sr. Unsecd. Note, 144A, 5.250%, 5/15/2024	1,709,440
9,150,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	9,298,687
850,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	881,875
775,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	806,000
1,050,000	Navient Corp., Sr. Unsecd. Note, 7.250%, 9/25/2023	1,124,813
1,275,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	1,313,250
3,250,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2023	3,370,445
11,700,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 2/15/2024	12,626,991
12,600,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	13,036,968
1,550,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	1,548,062
	TOTAL	45,716,531
	Food & Beverage—2.6%
6,750,000	Anna Merger Subsidiary, Inc., 144A, 7.750%, 10/1/2022	1,147,500
3,125,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	3,179,688
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$3,925,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	$4,047,656
50,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2026	51,000
4,925,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	5,072,750
7,550,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	7,653,812
1,900,000	Lamb Weston Holdings, Inc., Sr. Unsub., 144A, 4.875%, 11/1/2026	1,985,500
5,425,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	5,519,938
1,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2025	1,036,250
2,325,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	2,397,656
11,350,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	11,775,625
6,875,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	7,089,844
	TOTAL	50,957,219
	Gaming—3.8%
1,025,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	1,088,171
5,150,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	5,336,687
1,750,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	1,846,250
9,625,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	9,649,062
3,150,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2025	3,327,188
1,225,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 9/15/2026	1,344,438
1,375,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 5.750%, 2/1/2027	1,483,281
1,375,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	1,486,719
2,300,000	MGM Resorts International, 6.000%, 3/15/2023	2,498,375
1,975,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,994,750
2,575,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	2,706,969
4,975,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	5,435,088
5,600,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	5,509,000
3,650,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	3,613,500
7,625,000	Rivers Pittsburgh LP, 144A, 6.125%, 8/15/2021	7,758,437
9,550,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	10,123,000
7,250,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	7,286,250
3,300,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	3,258,750
	TOTAL	75,745,915
	Health Care—10.4%
2,750,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	2,808,438
8,875,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	9,296,562
8,475,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	7,627,500
2,100,000	Avantor, Inc., 144A, 6.000%, 10/1/2024	2,239,650
9,775,000	Avantor, Inc., Sr. Unsecd. Note, 144A, 9.000%, 10/1/2025	10,923,562
4,250,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	4,106,562
2,275,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	2,192,031
1,375,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	1,382,714
4,900,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	3,332,000
1,525,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	1,608,570
7,325,000	Enterprise Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.750%, 10/15/2026	5,109,187
2,475,000	HCA, Inc., 4.750%, 5/1/2023	2,640,247
1,500,000	HCA, Inc., 5.000%, 3/15/2024	1,635,138
1,925,000	HCA, Inc., 5.875%, 2/15/2026	2,131,938
2,300,000	HCA, Inc., 5.875%, 5/1/2023	2,506,724
10,150,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	10,981,031
3,325,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	3,591,000
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$3,200,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	$3,472,000
2,775,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	3,045,563
1,400,000	HCA, Inc., Sr. Unsecd. Note, 7.500%, 2/15/2022	1,547,000
6,800,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	7,072,000
1,325,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	1,371,375
7,225,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	7,586,250
4,200,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	4,142,250
12,275,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	11,571,642
14,950,000	Ortho-Clinical Diagnostics, Inc., 144A, 6.625%, 5/15/2022	14,352,000
5,950,000	Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	5,280,625
11,650,000	SteriGenics—Nordion Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 5/15/2023	11,824,750
5,625,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, 144A, 8.125%, 11/1/2021	5,625,000
5,875,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 7/1/2025	5,111,250
15,150,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	11,665,500
1,100,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	1,135,750
775,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	807,938
3,825,000	Teleflex, Inc., Sr. Unsecd. Note, 5.250%, 6/15/2024	3,933,773
5,050,000	Tenet Healthcare Corp., 5.125%, 5/1/2025	5,087,875
1,125,000	Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	1,147,500
725,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.500%, 4/1/2021	738,594
3,775,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	3,836,344
4,175,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	4,206,312
6,200,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	6,200,000
1,075,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	1,138,210
11,125,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	10,346,250
	TOTAL	206,358,605
	Health Insurance—0.4%
2,750,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	2,897,812
2,875,000	Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	2,974,791
1,375,000	WellCare Health Plans, Inc., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	1,460,938
	TOTAL	7,333,541
	Independent Energy—5.2%
2,300,000	Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	2,133,250
225,000	Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	218,250
1,975,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 10.000%, 4/1/2022	2,100,709
750,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	688,125
2,800,000	Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	2,730,000
5,487,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	5,569,305
1,200,000	Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	1,213,500
2,950,000	Carrizo Oil & Gas, Inc., 6.250%, 4/15/2023	2,857,812
2,950,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	2,920,500
3,750,000	Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	3,806,250
400,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	377,000
3,175,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	2,861,469
1,375,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 1/15/2025	1,275,313
4,675,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 6/15/2027	4,111,101
7,000,000	Crownrock LP/Crownrock F, 144A, 5.625%, 10/15/2025	7,026,250
5,150,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	3,553,500
925,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	963,156
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$1,600,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	$1,692,000
2,475,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	1,924,313
2,400,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	1,869,000
1,050,000	Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	800,625
3,875,000	Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	3,836,250
2,875,000	Laredo Petroleum, 5.625%, 1/15/2022	2,680,938
1,400,000	Laredo Petroleum, Sr. Unsecd. Note, 6.250%, 3/15/2023	1,309,420
950,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	952,375
923,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	920,116
4,700,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	4,570,750
975,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	977,438
4,225,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	4,161,625
400,000	Parsley Energy LLC/Parsley Finance Corp., 144A, 6.250%, 6/1/2024	417,000
1,050,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2025	1,071,000
1,275,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	1,313,250
2,375,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	2,493,750
2,250,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	2,176,875
1,500,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	1,417,500
4,075,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	3,596,187
1,050,000	Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	992,250
3,750,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	3,431,250
425,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	395,250
1,700,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	1,602,250
4,475,000	SRC Energy, Inc., Sr. Unsecd. Note, Series WI, 6.250%, 12/1/2025	4,094,625
3,400,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	3,272,500
875,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/15/2022	113,750
3,025,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	287,375
875,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	908,906
3,625,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	3,634,062
2,150,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	2,084,156
	TOTAL	103,402,276
	Industrial - Other—0.9%
3,775,000	Anixter, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2025	4,105,312
6,550,000	Hillman Group, Inc., Unsecd. Note, 144A, 6.375%, 7/15/2022	5,829,500
1,100,000	IAA Spinco, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	1,146,750
3,325,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	3,399,813
2,525,000	Resideo Funding, Inc., Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	2,632,313
	TOTAL	17,113,688
	Insurance - P&C—3.3%
2,650,000	Acrisure LLC, Sec. Fac. Bond, 144A, 8.125%, 2/15/2024	2,741,094
5,725,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 7.000%, 11/15/2025	5,195,437
6,975,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	7,254,000
7,950,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	7,940,062
1,625,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	1,637,188
20,275,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	20,604,469
4,350,000	Kirs Midco 3 PLC, Sec. Fac. Bond, 144A, 8.625%, 7/15/2023	4,110,750
8,425,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	8,369,816
8,600,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	8,535,500
	TOTAL	66,388,316
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Leisure—0.6%
$1,825,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/31/2024	$1,856,938
6,300,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	6,567,750
4,050,000		Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	4,125,937
		TOTAL	12,550,625
		Lodging—0.4%
1,875,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 4.875%, 1/15/2030	1,939,063
4,225,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 5.125%, 5/1/2026	4,420,406
1,000,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2026	1,051,250
		TOTAL	7,410,719
		Media Entertainment—5.3%
3,025,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	3,081,719
5,150,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	5,298,062
5,300,000		CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	5,611,375
550,000		Clear Channel International BV, Sr. Unsecd. Note, 144A, 8.750%, 12/15/2020	565,125
2,350,000		Clear Channel Worldwide, Series A, 6.500%, 11/15/2022	2,414,625
3,275,000		Clear Channel Worldwide, Series B, 6.500%, 11/15/2022	3,348,687
700,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	700,000
3,175,000		Entercom Media Corp., 144A, 6.500%, 5/1/2027	3,309,937
7,550,000		Gannett Co., Inc., 6.375%, 10/15/2023	7,804,812
2,625,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	2,854,688
2,250,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	2,297,813
5,775,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	6,006,000
378,906		iHeartCommunications, Inc., 6.375%, 5/1/2026	404,009
6,350,000	[1,2,3]	iHeartCommunications, Inc., Escrow, 9.000%, 3/1/2021	635
8,111,766		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	8,537,796
4,550,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	4,788,420
875,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	923,125
4,425,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2022	4,491,375
2,150,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	2,209,125
8,725,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 8/1/2024	9,060,563
4,825,000		Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	4,843,094
1,350,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	1,333,125
5,000,000		Sinclair Television Group, 144A, 5.625%, 8/1/2024	5,125,000
975,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	960,375
6,250,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	6,412,187
9,125,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	9,329,400
2,725,000		Urban One, Inc., 144A, 7.375%, 4/15/2022	2,731,813
		TOTAL	104,442,885
		Metals & Mining—1.6%
4,375,000		Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	4,282,032
7,200,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	7,218,000
6,650,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	6,367,375
1,175,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	1,214,656
5,250,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	5,446,875
1,600,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	1,618,672
775,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.250%, 4/15/2023	789,531
1,275,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.500%, 10/1/2024	1,324,406
1,575,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.000%, 8/15/2040	1,715,261
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—continued
$875,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	$997,500
	TOTAL	30,974,308
	Midstream—5.9%
975,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	1,031,063
1,275,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	1,364,250
1,350,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,424,250
6,775,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	7,215,375
3,625,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,634,062
4,375,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	4,336,719
4,100,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	4,094,875
575,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	577,214
7,300,000	CNX Midstream Partners LP/CNX Midstream Finance Corp, Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	6,971,500
775,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	843,781
3,800,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	4,241,750
1,900,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 7.000%, 6/30/2024	2,189,940
6,825,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	7,080,937
1,400,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 5.625%, 10/1/2026	1,480,500
2,725,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	2,404,812
3,200,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.500%, 5/1/2021	2,920,000
4,450,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.750%, 1/15/2022	3,960,500
7,500,000	Holly Energy Partners LP, 144A, 6.000%, 8/1/2024	7,837,500
5,875,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	5,941,094
2,875,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	2,982,812
4,375,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	4,418,750
1,275,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.750%, 3/1/2025	1,290,938
5,250,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	5,289,375
8,250,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	7,961,250
4,000,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	3,520,000
350,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2023	358,313
2,700,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	2,818,125
1,775,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	1,843,781
1,300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 7/15/2027	1,420,250
2,775,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	2,788,875
1,325,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	1,374,688
1,275,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.250%, 5/1/2023	1,295,846
4,450,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	4,628,000
3,475,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	3,696,531
186,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.250%, 10/15/2022	191,115
1,650,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	1,734,562
625,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	604,688
	TOTAL	117,768,021
	Oil Field Services—1.6%
650,000	Apergy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 5/1/2026	658,125
5,300,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	5,565,530
2,575,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	2,504,188
151,573	Precision Drilling Corp., Sr. Unsecd. Note, 6.500%, 12/15/2021	152,710
2,675,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	2,741,072
4,200,000	Sesi LLC, 7.125%, 12/15/2021	2,971,500
7,075,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	4,616,437
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—continued
$4,575,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	$4,245,600
1,900,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.875%, 9/1/2027	2,004,709
6,725,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	7,144,640
	TOTAL	32,604,511
	Packaging—6.3%
7,975,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	8,194,312
3,150,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	3,268,125
9,450,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 7.250%, 5/15/2024	9,993,375
4,825,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	4,939,594
2,800,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	2,919,000
8,975,000	Berry Plastics Corp., 5.500%, 5/15/2022	9,109,625
5,400,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	5,423,625
13,575,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	13,133,812
2,775,000	Crown Americas LLC/Crown Americas Capital Corp VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	2,858,250
525,000	Crown Americas LLC, Sr. Unsecd. Note, 4.250%, 9/30/2026	537,469
12,100,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	11,011,000
7,575,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	7,006,875
8,775,000	Multi-Color Corp., 144A, 6.125%, 12/1/2022	9,071,156
1,650,000	Multi-Color Corp., Sr. Unsecd. Note, 144A, 4.875%, 11/1/2025	1,738,688
5,125,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	5,362,031
525,000	Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/2023	568,208
3,975,000	Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	4,352,625
4,675,000	Reynolds Group Issuer, Inc./LLC/LU, 144A, 7.000%, 7/15/2024	4,842,809
10,829,779	Reynolds Group Issuer, Inc./LLC/LU, 5.750%, 10/15/2020	10,870,390
1,425,000	Sealed Air Corp., 144A, 5.250%, 4/1/2023	1,503,375
2,725,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	2,908,938
5,050,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	4,734,375
	TOTAL	124,347,657
	Paper—0.5%
2,150,000	Clearwater Paper Corp., Sr. Note, 4.500%, 2/1/2023	2,053,250
6,375,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	5,817,188
1,575,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	1,620,281
	TOTAL	9,490,719
	Pharmaceuticals—4.2%
1,750,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	1,830,937
1,450,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	1,527,546
875,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 6.500%, 3/15/2022	907,813
1,375,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	1,464,513
591,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	597,944
1,762,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	1,789,082
10,800,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	11,043,000
1,550,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	1,615,875
12,175,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	13,417,093
2,775,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	3,110,914
175,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	196,228
4,175,000	Eagle Holding Co. II LLC, Unsecd. Note, 144A, 7.750%, 5/15/2022	4,216,750
4,834,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 7/15/2023	3,504,650
8,600,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2025	5,805,000
18,325,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 6.375%, 8/1/2023	19,012,187
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$8,725,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	$5,889,375
9,150,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	6,954,000
	TOTAL	82,882,907
	Refining—0.4%
8,375,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/1/2022	8,548,781
	Restaurants—1.1%
14,575,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	14,725,122
525,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	539,438
925,000	Performance Food Group, Inc., 144A, 5.500%, 6/1/2024	948,125
2,400,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.000%, 6/1/2024	2,484,000
3,900,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	4,099,836
	TOTAL	22,796,521
	Retailers—1.2%
1,050,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.625%, 5/15/2024	1,095,360
2,875,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	2,996,871
4,525,000	Michaels Stores, Inc., 144A, 5.875%, 12/15/2020	4,534,163
3,925,000	Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	3,921,625
5,800,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/15/2023	5,858,000
5,175,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/1/2026	5,032,688
525,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	551,906
	TOTAL	23,990,613
	Supermarkets—0.9%
2,550,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	2,734,875
10,575,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	10,707,188
3,900,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	4,060,875
	TOTAL	17,502,938
	Technology—8.2%
8,100,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	7,067,250
4,675,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	5,020,950
1,925,000	CommScope Technologies Finance LLC, 144A, 6.000%, 6/15/2025	1,813,754
12,125,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	12,800,720
3,350,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	3,471,437
1,275,000	Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	1,314,525
10,725,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	11,057,475
16,725,000	First Data Corp., 144A, 5.750%, 1/15/2024	17,226,750
1,825,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 5.125%, 4/1/2025	1,886,886
1,575,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	1,636,031
8,950,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/15/2024	8,256,375
12,750,000	Infor US, Inc., 6.500%, 5/15/2022	13,022,212
8,875,000	Italics Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 7.125%, 7/15/2023	9,054,009
7,400,000	JDA Escrow LLC/JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	7,733,000
1,125,000	NCR Corp., 6.375%, 12/15/2023	1,162,969
1,500,000	NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	1,507,500
3,200,000	NCR Corp., Sr. Unsecd. Note, 5.000%, 7/15/2022	3,243,072
775,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	787,974
5,350,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	5,592,355
2,325,000	Nuance Communications, Inc., Sr. Unsecd. Note, 6.000%, 7/1/2024	2,415,094
4,400,000	Riverbed Technology, Inc., Sr. Unsecd. Note, 144A, 8.875%, 3/1/2023	2,959,000
5,650,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	5,872,469
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$1,275,000	Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023	$1,310,062
700,000	Sensata Technologies B.V., 144A, 5.625%, 11/1/2024	757,750
900,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	960,750
2,225,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	2,358,500
9,525,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	10,144,125
3,950,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	3,872,027
12,700,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	13,144,500
975,000	Vantiv LLC, Sr. Unsecd. Note, 144A, 4.375%, 11/15/2025	1,016,438
3,600,000	Western Digital Corp., Sr. Unsecd. Note, 4.750%, 2/15/2026	3,540,780
	TOTAL	162,006,739
	Utility - Electric—2.5%
900,000	Calpine Corp., 144A, 5.250%, 6/1/2026	919,125
2,025,000	Calpine Corp., 144A, 5.875%, 1/15/2024	2,075,625
6,000,000	Calpine Corp., 5.750%, 1/15/2025	5,977,500
500,000	Calpine Corp., Bond, 144A, 6.000%, 1/15/2022	504,375
7,100,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.500%, 11/1/2021	7,410,625
1,150,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	1,227,625
6,825,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	7,439,250
2,875,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	3,176,875
700,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	753,375
425,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	427,656
6,475,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	6,523,563
3,425,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 6.625%, 6/15/2025	3,609,094
1,800,000	Vistra Energy Corp., Sr. Unsecd. Note, 5.875%, 6/1/2023	1,847,250
2,975,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	3,084,614
1,875,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	1,985,156
3,050,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	3,240,625
	TOTAL	50,202,333
	Wireless Communications—3.8%
1,825,000	Altice France SA, 144A, 8.125%, 2/1/2027	1,920,813
7,875,000	Altice Luxembourg SA, Sr. Unsecd. Note, 144A, 7.625%, 2/15/2025	7,436,953
15,325,000	Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	15,746,437
4,650,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	4,824,375
8,000,000	Sprint Corp., 7.125%, 6/15/2024	8,502,400
5,250,000	Sprint Corp., 7.875%, 9/15/2023	5,722,500
8,725,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	9,303,031
3,625,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	3,873,313
3,875,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	4,047,554
800,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	859,000
2,400,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	2,460,000
4,325,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	4,502,325
3,975,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2024	4,124,062
1,900,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	2,058,764
	TOTAL	75,381,527
	TOTAL CORPORATE BONDS (IDENTIFIED COST $1,912,992,023)	1,914,371,598
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCK—0.1%
		Media Entertainment—0.1%
67,010	[2]	iHeartMedia, Inc. (IDENTIFIED COST $1,613,996)	$1,008,500
		INVESTMENT COMPANY—3.0%
60,473,963		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.45%[4] (IDENTIFIED COST $60,491,921)	60,492,106
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $1,975,097,940)[5]	1,975,872,204
		OTHER ASSETS AND LIABILITIES - NET—0.5%[6]	10,121,571
		TOTAL NET ASSETS—100%	$1,985,993,775
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2018	42,745,013
Purchases/Additions	307,188,330
Sales/Reductions	(289,459,380)
Balance of Shares Held 6/30/2019	$60,473,963
Value	$60,492,106
Change in Unrealized Appreciation/Depreciation	$8,343
Net Realized Gain/(Loss)	$7,459
Dividend Income	$547,801
1	Issuer in default.
2	Non-income-producing security.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $1,974,151,846.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
High Yield Bond Portfolio
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,914,370,963	$635	$1,914,371,598
Equity Securities:
Common Stock
Domestic	1,008,500	—	—	1,008,500
Investment Company	60,492,106	—	—	60,492,106
TOTAL SECURITIES	$61,500,606	$1,914,370,963	$635	$1,975,872,204
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Financial Highlights–High Yield Bond Portfolio
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2019	Year Ended December 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$5.88	$6.40	$6.32	$5.82	$6.34	$6.62
Income From Investment Operations:
Net investment income	0.20	0.38	0.39	0.40	0.41	0.43[1]
Net realized and unrealized gain (loss)	0.41	(0.51)	0.08	0.50	(0.51)	(0.19)
TOTAL FROM INVESTMENT OPERATIONS	0.61	(0.13)	0.47	0.90	(0.10)	0.24
Less Distributions:
Distributions from net investment income	(0.20)	(0.39)	(0.39)	(0.40)	(0.41)	(0.45)
Distributions from net realized gain	—	—	—	—	(0.01)	(0.07)
TOTAL DISTRIBUTIONS	(0.20)	(0.39)	(0.39)	(0.40)	(0.42)	(0.52)
Net Asset Value, End of Period	$6.29	$5.88	$6.40	$6.32	$5.82	$6.34
Total Return[2]	10.37%	(2.16)%	7.55%	15.90%	(1.81)%	3.53%
Ratios to Average Net Assets:
Net expenses	0.03%[3]	0.03%	0.02%	0.02%	0.02%	0.01%
Net investment income	6.35%[3]	6.14%	6.05%	6.47%	6.37%	6.50%
Expense waiver/reimbursement[4]	—%	—%	0.00%[5]	0.00%[5]	—%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,985,994	$1,712,174	$2,036,543	$2,121,645	$2,379,520	$2,691,244
Portfolio turnover	14%	21%	28%	25%	33%	29%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–High Yield Bond Portfolio
June 30, 2019 (unaudited)
Assets:
Investment in securities, at value including $60,492,106 of investment in an affiliated holding (identified cost $1,975,097,940)		$1,975,872,204
Income receivable		32,222,808
Income receivable from an affiliated holding		108,519
Receivable for investments sold		9,435,716
TOTAL ASSETS		2,017,639,247
Liabilities:
Payable for investments purchased	$22,541,960
Income distribution payable	9,012,942
Accrued expenses (Note 5)	90,570
TOTAL LIABILITIES		31,645,472
Net assets for 315,925,463 shares outstanding		$1,985,993,775
Net Assets Consist of:
Paid-in capital		$2,044,707,841
Total distributable earnings (loss)		(58,714,066)
TOTAL NET ASSETS		$1,985,993,775
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,985,993,775 ÷ 315,925,463 shares outstanding, no par value, unlimited shares authorized		$6.29
See Notes which are an integral part of the Financial Statements
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Statement of Operations–High Yield Bond Portfolio
Six Months Ended June 30, 2019 (unaudited)
Investment Income:
Interest		$59,365,021
Dividends received from an affiliated holding*		547,801
TOTAL INCOME		59,912,822
Expenses:
Administrative fee (Note 5)	$1,279
Custodian fees	35,295
Transfer agent fee	60,113
Directors'/Trustees' fees (Note 5)	7,161
Auditing fees	18,200
Legal fees	5,370
Portfolio accounting fees	95,956
Share registration costs	33
Printing and postage	7,913
Commitment fee	5,575
Miscellaneous (Note 5)	9,290
TOTAL EXPENSES	246,185
Net investment income		59,666,637
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $7,459 on sales of investments in an affiliated holding*)		1,427,332
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $8,343 on investments in an affiliated holding*)		120,650,526
Net realized and unrealized gain on investments		122,077,858
Change in net assets resulting from operations		$181,744,495
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–High Yield Bond Portfolio
	Six Months Ended (unaudited) 6/30/2019	Year Ended 12/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$59,666,637	$111,446,944
Net realized gain	1,427,332	7,538,798
Net change in unrealized appreciation/depreciation	120,650,526	(154,766,309)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	181,744,495	(35,780,567)
Distributions to Shareholders	(59,656,999)	(114,049,474)
Share Transactions:
Proceeds from sale of shares	413,828,500	240,055,351
Net asset value of shares issued to shareholders in payment of distributions declared	5,658,805	9,467,988
Cost of shares redeemed	(267,754,549)	(424,062,887)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	151,732,756	(174,539,548)
Change in net assets	273,820,252	(324,369,589)
Net Assets:
Beginning of period	1,712,173,523	2,036,543,112
End of period	$1,985,993,775	$1,712,173,523
See Notes which are an integral part of the Financial Statements
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Notes to Financial Statements–High Yield Bond Portfolio
June 30, 2019 (unaudited)
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of High Yield Bond Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund's portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
High Yield Bond Portfolio
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2019	Year Ended 12/31/2018
Shares sold	66,856,412	39,241,943
Shares issued to shareholders in payment of distributions declared	909,728	1,527,133
Shares redeemed	(43,113,840)	(67,809,662)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	24,652,300	(27,040,586)
4. FEDERAL TAX INFORMATION
At June 30, 2019, the cost of investments for federal tax purposes was $1,974,151,846. The net unrealized appreciation of investments for federal tax purposes was $1,720,358. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $55,459,034 and net unrealized depreciation from investments for those securities having an excess of cost over value of $53,738,676.
At December 31, 2018, the Fund had a capital loss carryforward of $61,939,263 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$31,635	$61,907,628	$61,939,263
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Interfund Transactions
During the six months ended June 30, 2019, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $2,863,906.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of June 30, 2019, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
High Yield Bond Portfolio
Semi-Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2019, were as follows:
Purchases	$390,179,580
Sales	$246,343,008
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2019, the Fund had no outstanding loans. During the six months ended June 30, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2019, there were no outstanding loans. During the six months ended June 30, 2019, the program was not utilized.
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)–High Yield Bond Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2019	Ending Account Value 6/30/2019	Expenses Paid During Period[1]
Actual	$1,000.00	$1,103.70	$0.16
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.70	$0.15
1	Expenses are equal to the Fund's annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated High-Yield Strategy Portfolio (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investments accounts, and may also be offered to other Federated Funds.
Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services, however, the Adviser or its affiliates (collectively, “Federated”) may receive compensation for managing assets invested in the Fund.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
As previously noted, the Adviser does not charge an investment advisory fee to this Fund for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated and research services received by the Adviser from brokers that execute trades for funds advised by Federated (each, a “Federated Fund”). The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without
Semi-Annual Shareholder Report

management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
The Board was informed by the Adviser that, for the periods covered by the CCO Fee Evaluation Report, the Fund outperformed its benchmark index for the five-year period and underperformed its benchmark index for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates
Semi-Annual Shareholder Report

frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record Report (Form N-PX) link associated with the Fund at www.FederatedInvestors.com/product-landing/managed-account-pools.do. Select a product name, then click “Documents” and click on “Proxy Voting Record Report.” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly holds on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at within 60 days of the end of the fiscal quarter upon filing. You may also access this information at www.FederatedInvestors.com/product-landing/managed-account-pools.do. Select a product name, then click “Documents” and select “Form N-PORT.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated High-Yield Strategy Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P209
40940 (8/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
June 30, 2019
Ticker FMBPX

Federated Mortgage Strategy Portfolio

A Portfolio of Federated Managed Pool Series
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2019, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets[2]
U.S. Government Agency Mortgage-Backed Securities	89.2%
U.S. Government Agency Commercial Mortgage-Backed Securities	2.3%
Non-Agency Mortgage-Backed Securities	1.8%
U.S. Treasuries	1.0%
Asset-Backed Securities	0.1%
Cash Equivalents[3]	8.1%
Other Assets and Liabilities—Net[4]	(2.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
June 30, 2019 (unaudited)
Shares or Principal Amount			Value
		INVESTMENT COMPANY—99.8%
11,345,967	[1]	Federated Mortgage Core Portfolio (IDENTIFIED COST $110,678,757)	$111,644,311
		REPURCHASE AGREEMENT—0.6%
$ 666,000		Interest in $590,000,000 joint repurchase agreement 2.51%, dated 6/28/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $590,123,408 on 7/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2044 and the market value of those underlying securities was $601,925,877. (IDENTIFIED COST $666,000)	666,000
		TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $111,344,757)[2]	112,310,311
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[3]	(407,451)
		TOTAL NET ASSETS—100%	$111,902,860
1	Due to this affiliated holding representing greater than 75% of the Fund's total net assets, a copy of the affiliated holding's most recent Semi-Annual Report is included with this Report.
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2019, were as follows:
Federated Mortgage Core Portfolio
Balance of Shares Held 12/31/2018	10,332,179
Purchases/Additions	1,138,865
Sales/Reductions	(125,077)
Balance of Shares Held 6/30/2019	11,345,967
Value	$111,644,311
Change in Unrealized Appreciation/Depreciation	$2,673,457
Net Realized Gain/(Loss)	$(30,764)
Dividend Income	$1,824,046
The Fund invests in the Federated Mortgage Core Portfolio (“Mortgage Core”), a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of Mortgage Core is to provide total return. Federated Investors, Inc. (“Federated”) receives no advisory or administrative fees from Mortgage Core. Income distributions from Mortgage Core are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of Mortgage Core, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of Mortgage Core. The financial statements of Mortgage Core are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of Mortgage Core in which the Fund invested 99.8% of its net assets at June 30, 2019. The financial statements of Mortgage Core should be read in conjunction with the Fund's financial statements. The valuation of securities held by Mortgage Core is discussed in the notes to its financial statements.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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2

The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$111,644,311	$—	$—	$111,644,311
Repurchase Agreement	—	666,000	—	666,000
TOTAL SECURITIES	$111,644,311	$666,000	$—	$112,310,311
See Notes which are an integral part of the Financial Statements
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3

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2019	Year Ended December 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.70	$9.90	$9.91	$9.95	$10.07	$9.81
Income From Investment Operations:
Net investment income	0.17	0.30	0.28	0.27	0.29	0.31
Net realized and unrealized gain (loss)	0.24	(0.20)	(0.01)	(0.04)	(0.12)	0.26
TOTAL FROM INVESTMENT OPERATIONS	0.41	0.10	0.27	0.23	0.17	0.57
Less Distributions:
Distributions from net investment income	(0.17)	(0.30)	(0.28)	(0.27)	(0.29)	(0.31)
Net Asset Value, End of Period	$9.94	$9.70	$9.90	$9.91	$9.95	$10.07
Total Return[1]	4.24%	1.12%	2.75%	2.30%	1.67%	5.85%
Ratios to Average Net Assets:
Net expenses[2]	0.00%[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	3.47%[3]	3.17%	2.82%	2.67%	2.86%	3.07%
Expense waiver/reimbursement[4]	0.25%[3]	0.27%	0.26%	0.26%	0.27%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$111,903	$99,486	$82,970	$83,685	$78,397	$68,304
Portfolio turnover	1%	10%	18%	9%	20%	16%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
June 30, 2019 (unaudited)
Assets:
Investment in securities, at value including $111,644,311 of investment in an affiliated holding (identified cost $111,344,757)		$112,310,311
Cash		859
Income receivable		139
Income receivable from an affiliated holding		312,480
Receivable for shares sold		110,703
TOTAL ASSETS		112,734,492
Liabilities:
Payable for investments purchased	$311,751
Payable for shares redeemed	177,295
Income distribution payable	302,732
Payable to adviser (Note 5)	1,679
Payable for administrative fees (Note 5)	731
Accrued expenses (Note 5)	37,444
TOTAL LIABILITIES		831,632
Net assets for 11,253,157 shares outstanding		$111,902,860
Net Assets Consist of:
Paid-in capital		$113,073,548
Total distributable earnings (loss)		(1,170,688)
TOTAL NET ASSETS		$111,902,860
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$111,902,860 ÷ 11,253,157 shares outstanding, no par value, unlimited shares authorized		$9.94
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
Investment Income:
Dividends received from an affiliated holding*		$1,824,046
Interest		4,066
TOTAL INCOME		1,828,112
Expenses:
Administrative fee (Note 5)	$41,988
Custodian fees	3,220
Transfer agent fee	4,420
Directors'/Trustees' fees (Note 5)	1,048
Auditing fees	14,033
Legal fees	5,343
Portfolio accounting fees	25,587
Share registration costs	15,269
Printing and postage	8,274
Commitment fee	5,575
Miscellaneous (Note 5)	6,361
TOTAL EXPENSES	131,118
Reimbursement of other operating expenses (Note 5)	(131,118)
Net investment income		1,828,112
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments in an affiliated holding*		(30,764)
Net change in unrealized depreciation of investments in an affiliated holding*		2,673,457
Net realized and unrealized gain (loss) on investments		2,642,693
Change in net assets resulting from operations		$4,470,805
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2019	Year Ended 12/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,828,112	$2,963,831
Net realized loss	(30,764)	(440,785)
Net change in unrealized appreciation/depreciation	2,673,457	(1,210,266)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,470,805	1,312,780
Distributions to Shareholders	(1,826,601)	(2,964,158)
Share Transactions:
Proceeds from sale of shares	14,523,044	35,279,604
Net asset value of shares issued to shareholders in payment of distributions declared	57,489	87,912
Cost of shares redeemed	(4,808,273)	(17,199,617)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	9,772,260	18,167,899
Change in net assets	12,416,464	16,516,521
Net Assets:
Beginning of period	99,486,396	82,969,875
End of period	$111,902,860	$99,486,396
See Notes which are an integral part of the Financial Statements
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7

Notes to Financial Statements
June 30, 2019 (unaudited)
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Act, as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Mortgage Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return by investing primarily in a mortgage-backed securities mutual fund and individual mortgage-backed securities, including collateralized mortgage obligations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform
Semi-Annual Shareholder Report
8

Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $131,118 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2019	Year Ended 12/31/2018
Shares sold	1,484,920	3,652,690
Shares issued to shareholders in payment of distributions declared	5,851	9,115
Shares redeemed	(491,449)	(1,785,064)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	999,322	1,876,741
4. FEDERAL TAX INFORMATION
At June 30, 2019, the cost of investments for federal tax purposes was $111,344,757. The net unrealized appreciation of investments for federal tax purposes was $965,554. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost of $965,554.
At December 31, 2018, the Fund had a capital loss carryforward of $314,789 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
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The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$314,789	$314,789
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended June 30, 2019, the Adviser reimbursed $131,118 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
For the six months ended June 30, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund. For the six months ended June 30, 2019, the Fund's Adviser reimbursed the Fund for any fee paid to FAS.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2019, were as follows:
Purchases	$11,027,699
Sales	$1,215,000
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2019, the Fund had no outstanding loans. During the six months ended June 30, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2019, there were no outstanding loans. During the six months ended June 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2019	Ending Account Value 6/30/2019	Expenses Paid During Period[1]
Actual	$1,000.00	$1,042.40	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.80	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all expenses, excluding extraordinary expenses, incurred by the Fund. This agreement has no fixed term.

Semi-Annual Shareholder Report
11

Federated Mortgage Core Portfolio
Financial Statements and Notes to Financial Statements
Federated Mortgage Strategy Portfolio invests primarily in Federated Mortgage Core Portfolio. Therefore the Federated Mortgage Core Portfolio financial statements and notes to financial statements are included on pages 13 through 33.
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report
12

Portfolio of Investments Summary Table (unaudited)– Federated Mortgage Core Portfolio
At June 30, 2019, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	89.4%
U.S. Government Agency Commercial Mortgage-Backed Securities	2.3%
Non-Agency Mortgage-Backed Securities	1.8%
U.S. Treasuries	1.0%
Asset-Backed Securities	0.1%
Cash Equivalents[2]	7.5%
Other Assets and Liabilities—Net[3]	(2.1)%
TOTAL	100.0%
1	See the Fund's Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report
13

Portfolio of Investments–Federated Mortgage Core Portfolio
June 30, 2019 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—0.1%
		Other—0.1%
$2,461,845		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	$2,485,027
1,838,959		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	1,847,652
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,300,498)	4,332,679
		COMMERCIAL MORTGAGE-BACKED SECURITY—2.3%
		Agency Commercial Mortgage-Backed Securities—2.3%
56,000,000		FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026 (IDENTIFIED COST $56,558,096)	59,417,915
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.7%
		Federal Home Loan Mortgage Corporation—1.9%
49,447,027	[1]	FHLMC REMIC, Series 4856, Class FD, 2.694% (1-month USLIBOR +0.300%), 8/15/2040	49,251,014
		Non-Agency Mortgage-Backed Securities—1.8%
849,265		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	780,266
453,434		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	300,960
2,882,489		Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	2,937,151
306,927		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 4.509%, 8/25/2035	299,368
7,498,693		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	7,333,181
7,362,553		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	7,200,105
14,974,462		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	14,644,846
11,436,499		Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	11,653,281
		TOTAL	45,149,158
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $95,091,057)	94,400,172
		MORTGAGE-BACKED SECURITIES—87.5%
		Federal Home Loan Mortgage Corporation—38.4%
3,241,619		3.000%, 4/1/2031	3,315,066
3,621,634		3.000%, 1/1/2032	3,699,390
5,590,430		3.000%, 3/1/2032	5,720,588
4,779,048		3.000%, 3/1/2032	4,893,302
4,626,725		3.000%, 6/1/2032	4,731,554
6,697,843		3.000%, 6/1/2032	6,853,784
18,148,034		3.000%, 11/1/2032	18,521,789
2,939,022		3.000%, 12/1/2032	3,000,653
9,150,123		3.000%, 1/1/2033	9,345,431
30,343,112		3.000%, 2/1/2033	31,087,498
4,119,173		3.000%, 7/1/2033	4,217,652
27,372,929		3.000%, 1/1/2043	27,960,697
1,569,448		3.000%, 6/1/2045	1,592,848
9,955,276		3.000%, 10/1/2045	10,144,154
1,181,704		3.000%, 5/1/2046	1,204,493
21,976,642		3.000%, 6/1/2046	22,324,919
9,077,656		3.000%, 6/1/2046	9,278,251
11,064,794		3.000%, 7/1/2046	11,302,384
3,191,947		3.000%, 9/1/2046	3,243,529
10,482,572		3.000%, 10/1/2046	10,674,902
10,998,851		3.000%, 10/1/2046	11,176,594
9,444,985		3.000%, 10/1/2046	9,627,132
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report
14

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$3,855,957	3.000%, 11/1/2046	$3,918,270
9,000,233	3.000%, 11/1/2046	9,131,615
11,036,738	3.000%, 12/1/2046	11,253,031
20,850,563	3.000%, 1/1/2047	21,128,867
22,239,857	3.000%, 2/1/2047	22,536,705
17,501,809	3.000%, 5/1/2047	17,822,925
727,069	3.500%, 6/1/2026	750,683
338,472	3.500%, 6/1/2026	349,465
226,504	3.500%, 7/1/2026	233,860
10,179,923	3.500%, 7/1/2042	10,576,393
9,146,111	3.500%, 9/1/2043	9,488,028
6,186,768	3.500%, 5/1/2046	6,385,186
60,826,093	3.500%, 7/1/2046	63,271,077
34,121,977	3.500%, 7/1/2046	35,493,555
4,088,930	3.500%, 8/1/2046	4,215,595
23,681,969	3.500%, 9/1/2046	24,619,095
12,048,736	3.500%, 10/1/2046	12,476,572
24,548,954	3.500%, 11/1/2047	25,259,556
76,555,394	3.500%, 11/1/2047	78,867,084
3,812,261	3.500%, 12/1/2047	3,958,352
35,363,427	3.500%, 12/1/2047	36,442,323
20,637,987	3.500%, 2/1/2048	21,254,728
27,612,420	3.500%, 2/1/2048	28,476,415
35,109,627	3.500%, 3/1/2048	36,455,073
14,210	4.000%, 2/1/2020	14,253
269,608	4.000%, 5/1/2024	280,330
1,755,546	4.000%, 8/1/2025	1,825,361
181,148	4.000%, 5/1/2026	188,635
2,770,312	4.000%, 5/1/2026	2,884,812
2,182,673	4.000%, 12/1/2040	2,299,533
13,862,073	4.000%, 12/1/2041	14,621,579
1,864,868	4.000%, 1/1/2042	1,967,044
24,132,856	4.000%, 6/1/2047	25,231,871
25,772,264	4.000%, 10/1/2047	26,891,172
18,296,673	4.000%, 11/1/2047	19,030,419
14,404,296	4.000%, 12/1/2047	15,013,456
10,893,694	4.000%, 2/1/2048	11,332,943
29,978,597	4.000%, 4/1/2048	31,152,715
18,863,657	4.000%, 5/1/2048	19,596,561
10,051,199	4.000%, 6/1/2048	10,491,343
18,996	4.500%, 3/1/2021	19,168
261,425	4.500%, 9/1/2021	267,096
203,854	4.500%, 7/1/2024	211,687
217,445	4.500%, 8/1/2024	225,949
556,929	4.500%, 9/1/2024	579,084
509,620	4.500%, 9/1/2024	529,880
293,194	4.500%, 6/1/2025	304,657
1,284,368	4.500%, 11/1/2039	1,379,040
3,604,002	4.500%, 5/1/2040	3,869,657
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report
15

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$355,623	4.500%, 6/1/2040	$381,837
711,878	4.500%, 7/1/2040	764,352
2,324,978	4.500%, 8/1/2040	2,496,355
1,108,929	4.500%, 8/1/2040	1,190,670
6,870,738	4.500%, 9/1/2040	7,377,187
433,277	4.500%, 7/1/2041	462,141
1,608,367	4.500%, 7/1/2041	1,715,864
683,564	4.500%, 7/1/2041	729,250
11,756,613	4.500%, 2/1/2048	12,486,536
19,816,949	4.500%, 5/1/2048	20,788,447
16,237,659	4.500%, 8/1/2048	17,161,812
11,030,477	4.500%, 10/1/2048	11,545,379
199	5.000%, 7/1/2019	199
45,727	5.000%, 7/1/2020	45,929
16,689	5.000%, 10/1/2021	17,046
74,741	5.000%, 11/1/2021	76,413
73,048	5.000%, 12/1/2021	74,811
131,540	5.000%, 6/1/2023	136,437
254,302	5.000%, 7/1/2023	264,598
101,853	5.000%, 7/1/2023	105,809
99,195	5.000%, 7/1/2025	102,807
1,702,581	5.000%, 1/1/2034	1,848,458
602,682	5.000%, 5/1/2034	654,773
2,413	5.000%, 11/1/2035	2,636
170,900	5.000%, 4/1/2036	186,804
10,677	5.000%, 4/1/2036	11,652
794	5.000%, 4/1/2036	868
768,542	5.000%, 4/1/2036	839,411
84,550	5.000%, 5/1/2036	92,566
257,020	5.000%, 6/1/2036	280,045
123,950	5.000%, 6/1/2036	135,394
742,098	5.000%, 12/1/2037	812,481
114,879	5.000%, 5/1/2038	125,003
49,445	5.000%, 6/1/2038	53,802
125,449	5.000%, 9/1/2038	136,504
111,963	5.000%, 2/1/2039	121,830
52,352	5.000%, 3/1/2039	56,917
129,171	5.000%, 6/1/2039	140,352
3,858,394	5.000%, 10/1/2039	4,188,763
314,274	5.000%, 2/1/2040	340,791
675,710	5.000%, 8/1/2040	732,299
17,862	5.500%, 3/1/2021	18,202
130,217	5.500%, 4/1/2021	132,552
5,654	5.500%, 1/1/2022	5,818
45,140	5.500%, 1/1/2022	46,454
129,570	5.500%, 1/1/2022	133,200
146,302	5.500%, 2/1/2022	150,712
1,473,419	5.500%, 5/1/2034	1,634,884
127,001	5.500%, 3/1/2036	141,921
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report
16

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$42,700	5.500%, 3/1/2036	$47,800
105,220	5.500%, 3/1/2036	117,741
120,759	5.500%, 3/1/2036	134,571
272,093	5.500%, 6/1/2036	304,161
120,285	5.500%, 6/1/2036	134,653
90,483	5.500%, 6/1/2036	100,838
105,921	5.500%, 9/1/2037	118,798
354,144	5.500%, 9/1/2037	396,344
145,547	5.500%, 12/1/2037	162,071
25,918	5.500%, 3/1/2038	29,055
12,445	6.000%, 7/1/2029	13,875
40,679	6.000%, 2/1/2032	45,712
71,259	6.000%, 5/1/2036	81,604
83,053	6.000%, 8/1/2037	95,431
269,159	6.000%, 9/1/2037	308,190
15,087	6.500%, 3/1/2022	15,659
9,804	6.500%, 6/1/2029	11,063
11,053	6.500%, 6/1/2029	12,477
4,467	6.500%, 7/1/2029	5,003
276,341	6.500%, 11/1/2036	318,832
657,071	6.500%, 10/1/2037	761,021
3,422	6.500%, 4/1/2038	3,958
2,695	6.500%, 4/1/2038	3,123
153	7.000%, 10/1/2020	156
9,129	7.000%, 4/1/2032	10,474
253,086	7.000%, 4/1/2032	294,390
56,350	7.000%, 9/1/2037	65,941
23,649	7.500%, 8/1/2029	27,236
27,540	7.500%, 10/1/2029	31,590
13,636	7.500%, 11/1/2029	15,665
16,968	7.500%, 4/1/2031	18,891
15,414	7.500%, 5/1/2031	17,820
4,151	8.000%, 3/1/2030	4,793
37,105	8.000%, 1/1/2031	43,462
55,680	8.000%, 2/1/2031	64,769
57,686	8.000%, 3/1/2031	67,544
1,762	8.500%, 9/1/2025	1,954
504	8.500%, 9/1/2025	559
	TOTAL	983,325,503
	Federal National Mortgage Association—41.4%
3,381,516	3.000%, 2/1/2032	3,452,003
6,325,768	3.000%, 8/1/2043	6,429,970
4,882,106	3.000%, 9/1/2043	4,962,526
15,106,410	3.000%, 8/1/2046	15,383,576
5,817,819	3.000%, 9/1/2046	5,930,016
2,587,511	3.000%, 10/1/2046	2,629,325
9,150,643	3.000%, 10/1/2046	9,284,221
6,113,263	3.000%, 11/1/2046	6,212,054
9,401,186	3.000%, 11/1/2046	9,538,420
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report
17

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$5,278,454		3.000%, 11/1/2046	$5,363,754
3,114,477		3.000%, 1/1/2047	3,156,048
72,916,811		3.000%, 1/1/2047	73,890,075
1,520,278		3.000%, 2/1/2047	1,550,072
14,006,960		3.000%, 3/1/2047	14,211,428
18,407,804		3.000%, 3/1/2047	18,745,543
1,982,354		3.000%, 4/1/2047	2,011,911
12,842,041		3.000%, 12/1/2047	13,077,662
17,562,412		3.000%, 12/1/2047	17,901,105
5,666,303		3.000%, 2/1/2048	5,743,705
1,556,546		3.000%, 2/1/2048	1,577,808
75,000,000	[2]	3.000%, 7/1/2049	75,620,947
520,188		3.500%, 11/1/2025	537,083
318,632		3.500%, 11/1/2025	328,981
503,204		3.500%, 12/1/2025	519,547
180,890		3.500%, 1/1/2026	186,765
603,885		3.500%, 1/1/2026	623,499
32,124,821		3.500%, 4/1/2033	33,519,566
14,560,403		3.500%, 9/1/2042	15,141,127
22,669,391		3.500%, 7/1/2045	23,552,280
13,491,346		3.500%, 8/1/2046	13,913,492
18,156,253		3.500%, 8/1/2046	18,721,527
23,788,278		3.500%, 9/1/2046	24,521,464
8,633,108		3.500%, 11/1/2046	8,974,732
8,529,020		3.500%, 2/1/2047	8,866,525
28,460,804		3.500%, 11/1/2047	29,293,533
26,302,794		3.500%, 12/1/2047	27,088,821
33,635,763		3.500%, 12/1/2047	34,924,729
31,067,279		3.500%, 12/1/2047	31,995,687
16,286,576		3.500%, 1/1/2048	16,780,916
18,605,843		3.500%, 4/1/2048	19,115,342
19,490,482		3.500%, 5/1/2048	20,237,383
454,630		4.000%, 12/1/2025	473,420
476,717		4.000%, 7/1/2026	496,420
3,094,616		4.000%, 2/1/2041	3,260,303
8,199,389		4.000%, 12/1/2041	8,638,386
3,209,146		4.000%, 3/1/2042	3,408,041
6,512,552		4.000%, 4/1/2042	6,871,412
11,032,443		4.000%, 10/1/2045	11,542,103
2,541,923		4.000%, 3/1/2046	2,651,804
3,784,954		4.000%, 7/1/2046	3,956,612
3,516,705		4.000%, 9/1/2046	3,677,681
6,348,754		4.000%, 11/1/2046	6,636,687
27,915,036		4.000%, 6/1/2047	29,186,292
10,958,939		4.000%, 10/1/2047	11,411,435
14,778,586		4.000%, 10/1/2047	15,375,866
11,259,304		4.000%, 11/1/2047	11,713,295
20,614,750		4.000%, 12/1/2047	21,544,530
13,873,323		4.000%, 12/1/2047	14,484,307
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report
18

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$7,550,232	4.000%, 1/1/2048	$7,894,307
18,701,973	4.000%, 2/1/2048	19,522,105
11,233,146	4.000%, 2/1/2048	11,686,082
5,160,248	4.000%, 2/1/2048	5,462,330
14,508,056	4.000%, 2/1/2048	15,094,402
20,978,247	4.000%, 2/1/2048	21,904,755
5,066,964	4.000%, 3/1/2048	5,363,586
4,560,719	4.000%, 3/1/2048	4,754,590
54,349,763	4.000%, 3/1/2048	56,529,336
12,257,482	4.000%, 4/1/2048	12,814,158
11,875,936	4.000%, 5/1/2048	12,326,214
3,112,028	4.000%, 6/1/2048	3,225,402
15,090,244	4.000%, 6/1/2048	15,676,541
15,167,261	4.000%, 7/1/2048	15,690,430
6,612,127	4.000%, 11/1/2048	6,877,808
17	4.500%, 12/1/2019	17
216,366	4.500%, 2/1/2039	232,315
1,306,677	4.500%, 5/1/2040	1,402,993
4,288,611	4.500%, 10/1/2040	4,604,729
410,950	4.500%, 11/1/2040	441,242
4,837,561	4.500%, 4/1/2041	5,176,002
2,396,862	4.500%, 6/1/2041	2,564,549
5,369,042	4.500%, 9/1/2041	5,729,566
12,226,769	4.500%, 5/1/2048	12,856,737
10,961,707	4.500%, 9/1/2048	11,479,392
638,566	5.000%, 5/1/2023	662,857
122,941	5.000%, 8/1/2023	127,717
450,115	5.000%, 11/1/2023	470,502
2,454,315	5.000%, 2/1/2036	2,679,868
1,491,860	5.000%, 7/1/2040	1,616,801
1,561,621	5.000%, 10/1/2041	1,688,013
55,720	5.500%, 1/1/2032	61,450
33,981	5.500%, 1/1/2032	37,529
464,650	5.500%, 9/1/2034	517,170
1,547,148	5.500%, 12/1/2034	1,722,070
53,097	5.500%, 4/1/2035	59,046
559,206	5.500%, 11/1/2035	623,176
334,038	5.500%, 1/1/2036	373,061
129,495	5.500%, 3/1/2036	144,469
818,754	5.500%, 4/1/2036	913,667
556,888	5.500%, 4/1/2036	620,826
221,337	5.500%, 5/1/2036	247,865
173,437	5.500%, 9/1/2036	193,595
565,981	5.500%, 8/1/2037	632,065
191,448	5.500%, 7/1/2038	210,300
874,145	5.500%, 4/1/2041	942,848
15,335	6.000%, 1/1/2029	16,895
1,879	6.000%, 1/1/2029	1,939
19,169	6.000%, 2/1/2029	21,132
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report
19

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$8,103	6.000%, 2/1/2029	$8,945
4,979	6.000%, 4/1/2029	5,539
11,096	6.000%, 5/1/2029	12,254
17,946	6.000%, 5/1/2029	19,923
767,966	6.000%, 7/1/2034	872,698
414,818	6.000%, 11/1/2034	470,566
204,559	6.000%, 7/1/2036	234,726
56,139	6.000%, 7/1/2036	64,273
247,033	6.000%, 10/1/2037	284,096
259,884	6.000%, 6/1/2038	298,337
1,161,317	6.000%, 7/1/2038	1,330,024
81,658	6.000%, 9/1/2038	93,545
67,371	6.000%, 10/1/2038	77,156
441,700	6.000%, 2/1/2039	507,144
33,483	6.500%, 9/1/2028	36,533
4,817	6.500%, 8/1/2029	5,402
5,508	6.500%, 6/1/2031	6,256
15,512	6.500%, 6/1/2031	17,544
5,280	6.500%, 6/1/2031	5,962
5,829	6.500%, 6/1/2031	6,572
34,599	6.500%, 12/1/2031	39,508
3,357	6.500%, 1/1/2032	3,834
48,688	6.500%, 3/1/2032	55,622
204,182	6.500%, 4/1/2032	232,302
69,974	6.500%, 5/1/2032	79,982
317,191	6.500%, 7/1/2036	365,481
11,761	6.500%, 8/1/2036	13,584
14,507	6.500%, 9/1/2036	16,797
96,533	6.500%, 12/1/2036	111,071
118,514	6.500%, 9/1/2037	136,670
6,485	6.500%, 12/1/2037	7,480
93,433	6.500%, 10/1/2038	107,771
1,004	7.000%, 7/1/2023	1,068
24,848	7.000%, 2/1/2024	26,361
1,028	7.000%, 5/1/2024	1,110
2,347	7.000%, 7/1/2024	2,553
1,311	7.000%, 7/1/2025	1,443
17,676	7.000%, 9/1/2031	20,326
6,274	7.000%, 9/1/2031	7,289
133,432	7.000%, 11/1/2031	155,197
11,531	7.000%, 12/1/2031	13,178
167,036	7.000%, 1/1/2032	191,766
29,716	7.000%, 2/1/2032	34,497
41,489	7.000%, 3/1/2032	48,133
274,529	7.000%, 3/1/2032	312,407
32,445	7.000%, 4/1/2032	37,328
125,277	7.000%, 4/1/2032	146,044
5,849	7.000%, 4/1/2032	6,815
29,838	7.000%, 6/1/2032	34,755
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Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$299,882	7.000%, 6/1/2037	$351,104
1,019	7.500%, 1/1/2030	1,174
11,191	7.500%, 9/1/2030	12,896
18,121	7.500%, 5/1/2031	21,064
4,711	7.500%, 6/1/2031	5,445
46,675	7.500%, 8/1/2031	54,198
46,845	7.500%, 1/1/2032	53,706
4,066	7.500%, 6/1/2033	4,661
297	8.000%, 7/1/2023	312
5,220	8.000%, 10/1/2026	5,904
2,556	8.000%, 11/1/2029	2,954
530	9.000%, 6/1/2025	593
	TOTAL	1,061,820,089
	Government National Mortgage Association—7.7%
22,970,553	3.000%, 1/20/2047	23,482,891
1,922,448	3.500%, 8/15/2043	1,999,424
1,478,491	3.500%, 8/15/2043	1,537,691
18,811,519	3.500%, 3/20/2047	19,482,849
22,481,570	3.500%, 11/20/2047	23,287,386
1,842,999	4.000%, 9/15/2040	1,943,162
4,434,434	4.000%, 10/15/2040	4,675,438
2,046,393	4.000%, 1/15/2041	2,157,611
2,911,414	4.000%, 10/15/2041	3,066,915
8,978,058	4.000%, 5/20/2047	9,381,104
23,361,511	4.000%, 6/15/2048	24,364,704
466,429	4.500%, 1/15/2039	501,018
371,744	4.500%, 6/15/2039	400,700
1,593,117	4.500%, 10/15/2039	1,715,875
513,264	4.500%, 1/15/2040	552,814
286,476	4.500%, 6/15/2040	308,550
445,180	4.500%, 9/15/2040	479,483
569,681	4.500%, 2/15/2041	612,153
1,406,882	4.500%, 3/15/2041	1,515,290
152,379	4.500%, 5/15/2041	163,739
4,886,894	4.500%, 6/20/2041	5,183,338
778,114	4.500%, 9/15/2041	833,938
499,061	4.500%, 10/15/2043	533,305
451,103	4.500%, 11/15/2043	479,801
11,040,320	4.500%, 10/20/2048	11,492,679
24,532,377	4.500%, 1/20/2049	25,614,216
24,648,167	4.500%, 2/20/2049	25,760,145
626,394	5.000%, 1/15/2039	690,308
615,599	5.000%, 5/15/2039	678,766
893,710	5.000%, 8/20/2039	976,479
252,960	5.500%, 12/15/2038	283,885
188,953	5.500%, 12/20/2038	211,970
360,048	5.500%, 1/15/2039	405,301
404,226	5.500%, 2/15/2039	454,514
9,312	6.000%, 10/15/2028	10,253
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Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$11,888	6.000%, 3/15/2029	$13,080
156,088	6.000%, 2/15/2036	177,642
200,984	6.000%, 4/15/2036	229,206
197,747	6.000%, 6/15/2037	225,947
20,088	6.500%, 10/15/2028	22,551
7,615	6.500%, 10/15/2028	8,306
9,439	6.500%, 11/15/2028	10,506
16,196	6.500%, 12/15/2028	18,027
5,908	6.500%, 2/15/2029	6,632
14,914	6.500%, 3/15/2029	16,690
29,633	6.500%, 9/15/2031	33,918
63,833	6.500%, 2/15/2032	72,828
19,314	7.000%, 11/15/2027	21,609
15,415	7.000%, 12/15/2027	17,358
11,680	7.000%, 6/15/2028	12,919
20,544	7.000%, 11/15/2028	22,985
9,120	7.000%, 1/15/2029	10,328
8,413	7.000%, 5/15/2029	9,590
2,487	7.000%, 10/15/2029	2,826
24,395	7.000%, 5/15/2030	27,827
16,380	7.000%, 11/15/2030	18,807
17,600	7.000%, 12/15/2030	19,946
30,996	7.000%, 6/15/2031	35,079
15,957	7.000%, 8/15/2031	18,311
66,479	7.000%, 10/15/2031	76,824
11,790	7.000%, 12/15/2031	13,678
19,389	7.500%, 8/15/2029	22,177
46,561	7.500%, 10/15/2029	53,556
56,307	7.500%, 6/15/2030	65,027
4,913	7.500%, 10/15/2030	5,662
7,573	7.500%, 1/15/2031	8,789
4,742	8.000%, 1/15/2022	4,980
3,069	8.000%, 6/15/2022	3,234
4,241	8.000%, 8/15/2029	4,907
2,778	8.000%, 10/15/2029	3,213
9,969	8.000%, 11/15/2029	11,537
10,319	8.000%, 1/15/2030	11,882
3,706	8.000%, 10/15/2030	4,282
81,113	8.000%, 11/15/2030	94,392
4,324	8.500%, 5/15/2029	5,070
310	9.500%, 10/15/2020	319
	TOTAL	196,680,142
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,159,292,822)	2,241,825,734
	U.S. TREASURY—1.0%
	U.S. Treasury Notes—1.0%
24,000,000	United States Treasury Notes, 2.625%, 2/15/2029 (IDENTIFIED COST $25,170,158)	25,299,089
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Principal Amount or Shares		Value
	INVESTMENT COMPANY—7.5%
191,716,443	[3]Federated Government Obligations Fund, Premier Shares, 2.30%[4] (AT COST $191,716,443)	$191,716,443
	TOTAL INVESTMENT IN SECURITIES—102.1% (IDENTIFIED COST $2,532,129,074)[5]	2,616,992,032
	OTHER ASSETS AND LIABILITIES - NET—(2.1)%[6]	(55,040,340)
	TOTAL NET ASSETS—100%	$2,561,951,692
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 12/31/2018	89,372,028
Purchases/Additions	547,195,507
Sales/Reductions	(444,851,092)
Balance of Shares Held 6/30/2019	191,716,443
Value	$191,716,443
Change in Unrealized Appreciation/Depreciation	NA
Net Realized Gain/(Loss)	NA
Dividend Income	$1,245,481
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	All or a portion of these securities are segregated pending settlement of when issued and delayed delivery transactions.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $2,530,372,090.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$4,332,679	$—	$4,332,679
Commercial Mortgage-Backed Securities	—	59,417,915	—	59,417,915
Collateralized Mortgage Obligations	—	94,400,172	—	94,400,172
Mortgage-Backed Securities	—	2,241,825,734	—	2,241,825,734
U.S. Treasuries	—	25,299,089	—	25,299,089
Investment Company	191,716,443	—	—	191,716,443
TOTAL SECURITIES	$191,716,443	$2,425,275,589	$—	$2,616,992,032
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
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Semi-Annual Shareholder Report
24

Financial Highlights–Federated Mortgage Core Portfolio
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2019	Year Ended December 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.60	$9.80	$9.81	$9.85	$9.97	$9.71
Income From Investment Operations:
Net investment income[1]	0.17	0.30	0.27	0.23	0.23	0.27
Net realized and unrealized gain (loss)	0.24	(0.20)	0.00[2]	(0.00)[2]	(0.07)	0.29
TOTAL FROM INVESTMENT OPERATIONS	0.41	0.10	0.27	0.23	0.16	0.56
Less Distributions:
Distributions from net investment income	(0.17)	(0.30)	(0.28)	(0.27)	(0.28)	(0.30)
Net Asset Value, End of Period	$9.84	$9.60	$9.80	$9.81	$9.85	$9.97
Total Return[3]	4.27%	1.10%	2.75%	2.30%	1.66%	5.89%
Ratios to Average Net Assets:
Net expenses	0.03%[4]	0.03%	0.03%	0.03%	0.03%	0.02%
Net investment income	3.45%[4]	3.18%	2.71%	2.34%	2.31%	2.74%
Expense waiver/reimbursement[5]	—%	—%	0.00%[6]	0.00%[6]	—%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,561,952	$2,815,951	$1,787,418	$2,147,397	$1,900,395	$1,864,143
Portfolio turnover	18%	109%	88%	258%	307%	179%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	14%	109%	46%	42%	46%	40%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities–Federated Mortgage Core Portfolio
June 30, 2019 (unaudited)
Assets:
Investment in securities, at value including $191,716,443 of investment in an affiliated holding (identified cost $2,532,129,074)		$2,616,992,032
Cash		68,240
Income receivable		6,908,299
Income receivable from an affiliated holding		306,090
Receivable for investments sold		19,832,363
TOTAL ASSETS		2,644,107,024
Liabilities:
Payable for investments purchased	$75,509,375
Payable for shares redeemed	150,000
Income distribution payable	6,339,204
Accrued expenses (Note 5)	156,753
TOTAL LIABILITIES		82,155,332
Net assets for 260,240,314 shares outstanding		$2,561,951,692
Net Assets Consist of:
Paid-in capital		$2,548,471,425
Total distributable earnings (loss)		13,480,267
TOTAL NET ASSETS		$2,561,951,692
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,561,951,692 ÷ 260,240,314 shares outstanding, no par value, unlimited shares authorized		$9.84
See Notes which are an integral part of the Financial Statements
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Semi-Annual Shareholder Report
26

Statement of Operations–Federated Mortgage Core Portfolio
Six Months Ended June 30, 2019 (unaudited)
Investment Income:
Interest		$43,839,819
Dividends received from an affiliated holding*		1,245,481
TOTAL INCOME		45,085,300
Expenses:
Administrative fee (Note 5)	$5,090
Custodian fees	54,578
Transfer agent fee	95,361
Directors'/Trustees' fees (Note 5)	10,297
Auditing fees	16,116
Legal fees	5,694
Portfolio accounting fees	121,633
Share registration costs	100
Printing and postage	7,830
Miscellaneous (Note 5)	14,775
TOTAL EXPENSES	331,474
Net investment income		44,753,826
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(1,726,626)
Net change in unrealized appreciation of investments		67,778,365
Net realized and unrealized gain (loss) on investments		66,051,739
Change in net assets resulting from operations		$110,805,565
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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27

Statement of Changes in Net Assets–Federated Mortgage Core Portfolio
	Six Months Ended (unaudited) 6/30/2019	Year Ended 12/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$44,753,826	$74,500,364
Net realized loss	(1,726,626)	(38,821,151)
Net change in unrealized appreciation/depreciation	67,778,365	9,445,875
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	110,805,565	45,125,088
Distributions to Shareholders	(45,059,126)	(74,757,288)
Share Transactions:
Proceeds from sale of shares	203,420,600	1,338,729,800
Net asset value of shares issued to shareholders in payment of distributions declared	5,205,975	8,059,110
Cost of shares redeemed	(528,372,770)	(288,623,600)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(319,746,195)	1,058,165,310
Change in net assets	(253,999,756)	1,028,533,110
Net Assets:
Beginning of period	2,815,951,448	1,787,418,338
End of period	$2,561,951,692	$2,815,951,448
See Notes which are an integral part of the Financial Statements
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Semi-Annual Shareholder Report
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Notes to Financial Statements–Federated Mortgage Core Portfolio
June 30, 2019 (unaudited)
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return. The Fund is an investment vehicle used by other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds, or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report
29

Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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Semi-Annual Shareholder Report
30

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2019	Year Ended 12/31/2018
Shares sold	21,057,434	140,395,762
Shares issued to shareholders in payment of distributions declared	535,437	844,493
Shares redeemed	(54,747,168)	(30,302,963)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(33,154,297)	110,937,292
4. FEDERAL TAX INFORMATION
At June 30, 2019, the cost of investments for federal tax purposes was $2,530,372,090. The net unrealized appreciation of investments for federal tax purposes was $86,619,942. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $87,537,045 and net unrealized depreciation from investments for those securities having an excess of cost over value of $917,103.
At December 31, 2018, the Fund had a capital loss carryforward of $71,001,294 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010. The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$45,883,004	$25,118,290	$71,001,294
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of June 30, 2019, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2019, were as follows:
Purchases	$106,544,427
Sales	$108,452,827
Federated Mortgage Core Portfolio
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7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2019, the Fund had no outstanding loans. During the six months ended June 30, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2019, there were no outstanding loans. During the six months ended June 30, 2019, the program was not utilized.
Federated Mortgage Core Portfolio
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Shareholder Expense Example (unaudited)–Federated Mortgage Core Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2019	Ending Account Value 6/30/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,042.70	$0.15
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.70	$0.15
1	Expenses are equal to the Fund's annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Federated Mortgage Core Portfolio
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Evaluation and Approval of Advisory Contract–May 2019
Federated Mortgage Strategy Portfolio (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other Federated Funds.
Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services, however, the Adviser or its affiliates (collectively, “Federated”) may receive compensation for managing assets invested in the Fund.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
As previously noted, the Adviser does not charge an investment advisory fee to this Fund for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated and research services received by the Adviser from brokers that execute trades for funds advised by Federated (each, a “Federated Fund”). The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without
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management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
The Board was informed by the Adviser that, for the periods covered by the CCO Fee Evaluation Report, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
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The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record Report (Form N-PX) link associated with the Fund at www.FederatedInvestors.com/product-landing/managed-account-pools.do. Select a product name, then click “Documents” and click on “Proxy Voting Record Report.” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly holds on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at within 60 days of the end of the fiscal quarter upon filing. You may also access this information at www.FederatedInvestors.com/product-landing/managed-account-pools.do. Select a product name, then click “Documents” and select “Form N-PORT.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Mortgage Strategy Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P407
38886 (8/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 23, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 23, 2019